UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABWYX

February 28, 2025

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.82%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
02/15	$10,000	$10,000	$10,000
08/15	$9,537	$9,282	$9,907
08/16	$10,042	$9,954	$10,619
08/17	$11,044	$11,658	$10,649
08/18	$11,267	$12,988	$10,728
08/19	$11,963	$12,952	$11,880
08/20	$12,164	$15,092	$12,269
08/21	$14,770	$19,415	$12,361
08/22	$12,317	$16,331	$11,126
08/23	$12,626	$18,609	$11,187
08/24	$14,551	$22,971	$12,024
02/25	$14,841	$23,908	$12,241

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	1.99%	10.32%	4.50%	4.03%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWYX-S for the most recent performance information.

Advisor Class: ABWYX

1

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Advisor Class: ABWYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABWYX

3

AMTR-ADV-0154-0225

Class A: ABWAX

February 28, 2025

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
02/15	$9,574	$10,000	$10,000
08/15	$9,115	$9,282	$9,907
08/16	$9,582	$9,954	$10,619
08/17	$10,503	$11,658	$10,649
08/18	$10,692	$12,988	$10,728
08/19	$11,321	$12,952	$11,880
08/20	$11,484	$15,092	$12,269
08/21	$13,914	$19,415	$12,361
08/22	$11,570	$16,331	$11,126
08/23	$11,831	$18,609	$11,187
08/24	$13,601	$22,971	$12,024
02/25	$13,848	$23,908	$12,241

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	1.82%	10.04%	4.24%	3.76%
Class A (with sales charges)	-2.51%	5.35%	3.34%	3.31%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWAX-S for the most recent performance information.

Class A: ABWAX

1

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Class A: ABWAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ABWAX

3

AMTR-A-0154-0225

Class C: ABWCX

February 28, 2025

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI ACWI Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
02/15	$10,000	$10,000	$10,000
08/15	$9,487	$9,282	$9,907
08/16	$9,896	$9,954	$10,619
08/17	$10,771	$11,658	$10,649
08/18	$10,880	$12,988	$10,728
08/19	$11,429	$12,952	$11,880
08/20	$11,506	$15,092	$12,269
08/21	$13,845	$19,415	$12,361
08/22	$11,422	$16,331	$11,126
08/23	$11,586	$18,609	$11,187
08/24	$13,225	$22,971	$12,024
02/25	$13,417	$23,908	$12,241

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	1.45%	9.18%	3.45%	2.98%
Class C (with sales charges)	0.46%	8.18%	3.45%	2.98%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWCX-S for the most recent performance information.

Class C: ABWCX

1

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Class C: ABWCX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABWCX

3

AMTR-C-0154-0225

Class I: ABWIX

February 28, 2025

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI ACWI Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
02/15	$10,000	$10,000	$10,000
08/15	$9,535	$9,282	$9,907
08/16	$10,039	$9,954	$10,619
08/17	$11,035	$11,658	$10,649
08/18	$11,252	$12,988	$10,728
08/19	$11,947	$12,952	$11,880
08/20	$12,144	$15,092	$12,269
08/21	$14,748	$19,415	$12,361
08/22	$12,293	$16,331	$11,126
08/23	$12,262	$18,609	$11,187
08/24	$14,629	$22,971	$12,024
02/25	$14,913	$23,908	$12,241

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	1.94%	10.32%	4.64%	4.08%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABWIX-S for the most recent performance information.

Class I: ABWIX

1

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Graphical Representation of Holdings

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Class I: ABWIX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABWIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: ABWIX

3

AMTR-I-0154-0225

Advisor Class: ABPYX

February 28, 2025

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.74%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
02/15	$10,000	$10,000	$10,000
08/15	$9,730	$9,468	$9,639
08/16	$10,130	$10,657	$10,645
08/17	$10,753	$12,387	$11,676
08/18	$11,010	$14,822	$12,955
08/19	$11,540	$15,255	$13,824
08/20	$11,773	$18,601	$16,108
08/21	$13,635	$24,399	$18,993
08/22	$11,209	$21,659	$16,833
08/23	$12,086	$25,113	$18,379
08/24	$13,815	$31,927	$21,853
02/25	$13,239	$33,877	$22,734

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	-4.17%	2.87%	2.74%	2.85%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPYX-S for the most recent performance information.

Advisor Class: ABPYX

1

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Graphical Representation of Holdings

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ABPYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ABPYX

3

STB-ADV-0154-0225

Class A: ABPAX

February 28, 2025

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
02/15	$9,573	$10,000	$10,000
08/15	$9,298	$9,468	$9,639
08/16	$9,657	$10,657	$10,645
08/17	$10,229	$12,387	$11,676
08/18	$10,448	$14,822	$12,955
08/19	$10,915	$15,255	$13,824
08/20	$11,108	$18,601	$16,108
08/21	$12,834	$24,399	$18,993
08/22	$10,519	$21,659	$16,833
08/23	$11,318	$25,113	$18,379
08/24	$12,909	$31,927	$21,853
02/25	$12,343	$33,877	$22,734

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-4.39%	2.54%	2.46%	2.57%
Class A (with sales charges)	-8.49%	-1.84%	1.58%	2.13%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPAX-S for the most recent performance information.

Class A: ABPAX

1

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Graphical Representation of Holdings

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ABPAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class A: ABPAX

3

STB-A-0154-0225

Class C: ABPCX

February 28, 2025

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.74%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
02/15	$10,000	$10,000	$10,000
08/15	$9,677	$9,468	$9,639
08/16	$9,976	$10,657	$10,645
08/17	$10,487	$12,387	$11,676
08/18	$10,630	$14,822	$12,955
08/19	$11,026	$15,255	$13,824
08/20	$11,134	$18,601	$16,108
08/21	$12,764	$24,399	$18,993
08/22	$10,373	$21,659	$16,833
08/23	$11,084	$25,113	$18,379
08/24	$12,534	$31,927	$21,853
02/25	$11,948	$33,877	$22,734

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-4.68%	1.78%	1.69%	1.80%
Class C (with sales charges)	-5.63%	0.78%	1.69%	1.80%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPCX-S for the most recent performance information.

Class C: ABPCX

1

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Graphical Representation of Holdings

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ABPCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class C: ABPCX

3

STB-C-0154-0225

Class I: APWIX

February 28, 2025

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
02/15	$10,000	$10,000	$10,000
08/15	$9,729	$9,468	$9,639
08/16	$10,129	$10,657	$10,645
08/17	$10,746	$12,387	$11,676
08/18	$10,998	$14,822	$12,955
08/19	$11,517	$15,255	$13,824
08/20	$11,749	$18,601	$16,108
08/21	$13,607	$24,399	$18,993
08/22	$11,181	$21,659	$16,833
08/23	$12,067	$25,113	$18,379
08/24	$13,800	$31,927	$21,853
02/25	$13,220	$33,877	$22,734

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	-4.20%	2.83%	2.75%	2.83%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/APWIX-S for the most recent performance information.

Class I: APWIX

1

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Graphical Representation of Holdings

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APWIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: APWIX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APWIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: APWIX

3

STB-I-0154-0225

Class Z: ABPZX

February 28, 2025

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
12/21	$10,000	$10,000	$10,000
08/22	$8,373	$8,629	$8,733
08/23	$9,025	$10,005	$9,535
08/24	$10,323	$12,720	$11,337
02/25	$9,881	$13,496	$11,795

Average Annual Total Returns

AATR	6 Months	1 Year	Since Inception 12/15/2021
Class Z	-4.28%	2.80%	-0.37%
S&P 500 Index	6.11%	18.41%	9.79%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	5.28%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABPZX-S for the most recent performance information.

Class Z: ABPZX

1

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Graphical Representation of Holdings

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: ABPZX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABPZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class Z: ABPZX

3

STB-Z-0154-0225

Advisor Class: ATWYX

February 28, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.42%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,399	$9,282
08/16	$9,916	$9,954
08/17	$11,430	$11,658
08/18	$12,849	$12,988
08/19	$12,664	$12,952
08/20	$14,283	$15,092
08/21	$18,589	$19,415
08/22	$15,638	$16,331
08/23	$17,560	$18,609
08/24	$22,008	$22,971
02/25	$22,728	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	3.27%	13.55%	12.35%	8.56%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWYX-S for the most recent performance information.

Advisor Class: ATWYX

1

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Advisor Class: ATWYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ATWYX

3

TWA-ADV-0154-0225

Class A: ATWAX

February 28, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI Index (net)
02/15	$9,574	$10,000
08/15	$8,991	$9,282
08/16	$9,461	$9,954
08/17	$10,878	$11,658
08/18	$12,198	$12,988
08/19	$11,995	$12,952
08/20	$13,487	$15,092
08/21	$17,510	$19,415
08/22	$14,695	$16,331
08/23	$16,457	$18,609
08/24	$20,573	$22,971
02/25	$21,228	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.18%	13.30%	12.08%	8.29%
Class A (with sales charges)	-1.19%	8.46%	11.12%	7.82%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWAX-S for the most recent performance information.

Class A: ATWAX

1

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Class A: ATWAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ATWAX

3

TWA-A-0154-0225

Class C: ATWCX

February 28, 2025

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.42%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,358	$9,282
08/16	$9,773	$9,954
08/17	$11,150	$11,658
08/18	$12,411	$12,988
08/19	$12,111	$12,952
08/20	$13,519	$15,092
08/21	$17,419	$19,415
08/22	$14,504	$16,331
08/23	$16,117	$18,609
08/24	$20,001	$22,971
02/25	$20,552	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	2.75%	12.40%	11.22%	7.47%
Class C (with sales charges)	1.75%	11.40%	11.22%	7.47%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATWCX-S for the most recent performance information.

Class C: ATWCX

1

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Class C: ATWCX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATWCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ATWCX

3

TWA-C-0154-0225

Advisor Class: AWAYX

February 28, 2025

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Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$22	0.43%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,402	$9,282
08/16	$9,855	$9,954
08/17	$11,300	$11,658
08/18	$12,706	$12,988
08/19	$12,517	$12,952
08/20	$14,154	$15,092
08/21	$18,503	$19,415
08/22	$15,567	$16,331
08/23	$17,513	$18,609
08/24	$22,021	$22,971
02/25	$22,835	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	3.70%	14.16%	12.72%	8.61%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAYX-S for the most recent performance information.

Advisor Class: AWAYX

1

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Advisor Class: AWAYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWAYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AWAYX

3

WA-ADV-0154-0225

Class A: AWAAX

February 28, 2025

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Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI Index (net)
02/15	$9,576	$10,000
08/15	$8,993	$9,282
08/16	$9,400	$9,954
08/17	$10,748	$11,658
08/18	$12,060	$12,988
08/19	$11,846	$12,952
08/20	$13,367	$15,092
08/21	$17,432	$19,415
08/22	$14,626	$16,331
08/23	$16,412	$18,609
08/24	$20,592	$22,971
02/25	$21,316	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.52%	13.81%	12.44%	8.33%
Class A (with sales charges)	-0.87%	8.99%	11.46%	7.86%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWAAX-S for the most recent performance information.

Class A: AWAAX

1

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Class A: AWAAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWAAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AWAAX

3

WA-A-0154-0225

Class C: AWACX

February 28, 2025

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Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,355	$9,282
08/16	$9,711	$9,954
08/17	$11,018	$11,658
08/18	$12,264	$12,988
08/19	$11,962	$12,952
08/20	$13,395	$15,092
08/21	$17,332	$19,415
08/22	$14,438	$16,331
08/23	$16,077	$18,609
08/24	$20,013	$22,971
02/25	$20,642	$23,908

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.15%	12.97%	11.58%	7.52%
Class C (with sales charges)	2.16%	11.97%	11.58%	7.52%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWACX-S for the most recent performance information.

Class C: AWACX

1

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Graphical Representation of Holdings

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Class C: AWACX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AWACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AWACX

3

WA-C-0154-0225

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

February 28, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 34.8%
Information Technology – 8.0%
Communications Equipment – 0.4%
GCI Liberty, Inc.(a)(b)(c)(d)	2,664	$	– 0	–
Juniper Networks, Inc.	35,217		1,274,855
Motorola Solutions, Inc.	857		377,269

			1,652,124

IT Services – 0.7%
Accenture PLC – Class A	1,526		531,811
Akamai Technologies, Inc.(b)	3,273		264,065
Amdocs Ltd.	3,891		339,490
Converge Technology Solutions Corp.	69,933		262,959
Gartner, Inc.(b)	688		342,844
GoDaddy, Inc. – Class A(b)	1,640		294,380
Nomura Research Institute Ltd.	7,300		239,853
Twilio, Inc. – Class A(b)	2,743		328,968
VeriSign, Inc.(b)	1,385		329,464

			2,933,834

Semiconductors & Semiconductor Equipment – 1.9%
Analog Devices, Inc.	812		186,809
Applied Materials, Inc.	1,390		219,717
Broadcom, Inc.	6,279		1,252,221
NVIDIA Corp.	33,657		4,204,433
Qorvo, Inc.(b)	1,974		143,490
QUALCOMM, Inc.	3,954		621,450
Taiwan Semiconductor Manufacturing Co., Ltd.	38,300		1,168,188

			7,796,308

Software – 3.7%
Adobe, Inc.(b)	1,276		559,603
Altair Engineering, Inc. – Class A(b)	6,128		683,885
ANSYS, Inc.(b)	3,744		1,247,688
AppLovin Corp. – Class A(b)	1,051		342,353
Aspen Technology, Inc.(b)	1,298		344,294
Autodesk, Inc.(b)	1,254		343,859
Constellation Software, Inc./Canada	177		610,122
DocuSign, Inc.(b)	3,950		328,522
Dropbox, Inc. – Class A(b)	10,092		262,190
Fortinet, Inc.(b)	3,337		360,429
Intuit, Inc.(b)	1,128		692,412
Logility Supply Chain Solutions, Inc.	8,288		117,109
Matterport, Inc.(a)(b)(d)	138,199		754,135
Microsoft Corp.	14,039		5,573,343
Oracle Corp.	4,724		784,467
Roper Technologies, Inc.	1,162		679,189
Salesforce, Inc.	1,427		425,032

ABFunds.com	AB All Market Total Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SAP SE	3,269	$907,151
ServiceNow, Inc.(b)	417	387,710
Zoom Communications, Inc.(b)	4,469	329,365

		15,732,858

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	18,177	4,395,925
Hewlett Packard Enterprise Co.	16,338	323,656
Logitech International SA (REG)	3,315	328,486
Ricoh Co., Ltd.	10,500	114,136
Samsung Electronics Co., Ltd.	12,085	452,225

		5,614,428

		33,729,552

Financials – 6.1%
Banks – 2.1%
Banco Bilbao Vizcaya Argentaria SA	27,964	370,692
Banco Santander SA	60,538	388,603
Bank of America Corp.	5,605	258,390
BNP Paribas SA	2,809	212,872
Canadian Imperial Bank of Commerce	5,521	334,561
Citigroup, Inc.	5,273	421,576
CrossFirst Bankshares, Inc.(b)	10,202	163,130
Danske Bank A/S	5,211	175,263
DBS Group Holdings Ltd.	6,890	235,310
DNB Bank ASA	10,480	241,814
First Bancshares, Inc. (The)	18,635	664,710
Japan Post Bank Co., Ltd.(e)	30,900	311,900
JPMorgan Chase & Co.	3,247	859,319
KBC Group NV	2,703	234,439
Mitsubishi UFJ Financial Group, Inc.	21,900	279,195
National Bank of Canada(e)	3,746	311,772
NatWest Group PLC	135,934	823,757
Nordea Bank Abp	18,403	241,979
Oversea-Chinese Banking Corp., Ltd.	48,600	620,551
Royal Bank of Canada	2,014	238,019
Sandy Spring Bancorp, Inc.	1,330	42,520
Societe Generale SA	7,329	300,213
Sumitomo Mitsui Financial Group, Inc.	16,500	420,045
United Overseas Bank Ltd.	5,000	141,643
Wells Fargo & Co.	4,602	360,429

		8,652,702

Capital Markets – 1.5%
Ameriprise Financial, Inc.	621	333,663
B3 SA – Brasil Bolsa Balcao	141,900	250,654
Blackrock, Inc.	396	387,201
Blackstone, Inc.	706	113,779

2 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cboe Global Markets, Inc.	2,576	$543,021
CME Group, Inc.	1,287	326,602
Euronext NV	1,227	155,013
Goldman Sachs Group, Inc. (The)	1,456	906,054
Intermediate Capital Group PLC	22,443	649,772
Julius Baer Group Ltd.	10,751	725,527
London Stock Exchange Group PLC	3,501	523,496
Moody’s Corp.	709	357,294
MSCI, Inc.	475	280,492
Raymond James Financial, Inc.	1,079	166,889
Singapore Exchange Ltd.	34,400	343,328
TMX Group Ltd.	9,130	324,433

		6,387,218

Consumer Finance – 0.4%
Discover Financial Services	7,708	1,504,524
Synchrony Financial	5,550	336,774

		1,841,298

Financial Services – 0.9%
Berkshire Hathaway, Inc. – Class B(b)	431	221,461
Curo Group Holdings LLC(a)(b)(d)	7,850	40,231
Fiserv, Inc.(b)	4,024	948,417
Mastercard, Inc. – Class A	2,005	1,155,501
Visa, Inc. – Class A	4,472	1,622,039

		3,987,649

Insurance – 1.2%
AIA Group Ltd. – Class H	55,200	423,847
Allianz SE (REG)	1,206	413,019
Allstate Corp. (The)	1,793	357,076
AXA SA	13,905	543,663
Hannover Rueck SE	812	215,926
iA Financial Corp., Inc.	3,492	327,561
Japan Post Holdings Co., Ltd.	30,700	327,671
Japan Post Insurance Co., Ltd.	13,700	267,020
Marsh & McLennan Cos., Inc.	2,391	568,675
Medibank Pvt. Ltd.	85,689	232,394
Poste Italiane SpA	20,146	325,170
Progressive Corp. (The)	641	180,762
Sampo Oyj – Class A(e)	7,518	66,013
Suncorp Group Ltd.(b)	15,956	200,476
T&D Holdings, Inc.	8,800	185,167
Talanx AG	2,349	213,782
Tryg A/S	10,364	226,612

		5,074,834

		25,943,701

ABFunds.com	AB All Market Total Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 4.8%
Biotechnology – 0.7%
AbbVie, Inc.	5,292	$1,106,187
Biogen, Inc.(b)	1,579	221,849
Genmab A/S(b)	977	220,186
Gilead Sciences, Inc.	8,010	915,623
Incyte Corp.(b)	2,998	220,353
United Therapeutics Corp.(b)	690	220,835

		2,905,033

Health Care Equipment & Supplies – 0.6%
Cochlear Ltd.	857	138,369
Dexcom, Inc.(b)	1,342	118,593
IDEXX Laboratories, Inc.(b)	748	326,958
Insulet Corp.(b)	1,226	333,803
Medtronic PLC	7,816	719,228
STERIS PLC	1,507	330,425
Surmodics, Inc.(b)	17,881	587,570

		2,554,946

Health Care Providers & Services – 1.5%
Accolade, Inc.(b)	101,832	709,769
Amedisys, Inc.(b)	13,452	1,237,584
Cardinal Health, Inc.	2,605	337,295
Cencora, Inc.	1,406	356,477
Centene Corp.(b)	3,299	191,870
Cross Country Healthcare, Inc.(b)	39,241	673,376
Elevance Health, Inc.	2,503	993,391
McKesson Corp.	1,232	788,800
Patterson Cos., Inc.	10,477	326,254
UnitedHealth Group, Inc.	1,388	659,244
Universal Health Services, Inc. – Class B	1,496	262,174

		6,536,234

Health Care Technology – 0.2%
Nexus AG(b)	1,672	119,677
Pro Medicus Ltd.	1,400	223,187
Veeva Systems, Inc. – Class A(b)	1,547	346,745

		689,609

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.	1,259	665,961
Waters Corp.(b)	775	292,438

		958,399

Pharmaceuticals – 1.6%
AstraZeneca PLC	2,054	310,767
AstraZeneca PLC (Sponsored ADR)	7,109	541,777
Bristol-Myers Squibb Co.	6,666	397,427
Eli Lilly & Co.	1,112	1,023,740
Haleon PLC	56,586	284,957

4 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Intra-Cellular Therapies, Inc.(b)	9,439	$1,210,080
Johnson & Johnson	146	24,093
Merck & Co., Inc.	6,350	585,787
Novo Nordisk A/S – Class B	9,422	854,732
Orion Oyj – Class B	2,759	155,279
Recordati Industria Chimica e Farmaceutica SpA	3,183	179,835
Roche Holding AG	2,151	716,348
Zoetis, Inc.	1,510	252,532

		6,537,354

		20,181,575

Consumer Discretionary – 4.0%
Automobile Components – 0.0%
Aisin Corp.	3,000	35,553
Energy Technology(a)(b)(d)	13	2,275

		37,828

Automobiles – 0.2%
General Motors Co.	6,924	340,176
Tesla, Inc.(b)	1,569	459,686

		799,862

Broadline Retail – 1.0%
Alibaba Group Holding Ltd. (Sponsored ADR)	2,509	332,468
Amazon.com, Inc.(b)	11,491	2,439,310
Cie Financiere Richemont SA (REG) – Class A	1,006	206,142
K2016470219 South Africa Ltd. – Class A(a)(b)(d)(f)	465,862	– 0	–
K2016470219 South Africa Ltd. – Class B(a)(b)(d)(f)	73,623	– 0	–
MercadoLibre, Inc.(b)	144	305,549
Nordstrom, Inc.	24,192	587,624
Prosus NV(b)	8,096	356,516

		4,227,609

Diversified Consumer Services – 0.2%
Pearson PLC	21,495	369,922
Service Corp. International/US	5,368	434,808

		804,730

Hotels, Restaurants & Leisure – 1.7%
Amadeus IT Group SA	5,360	404,760
Aristocrat Leisure Ltd.	7,218	324,462
Booking Holdings, Inc.	192	963,074
Chipotle Mexican Grill, Inc.(b)	6,868	370,666
Compass Group PLC	23,693	829,396
Darden Restaurants, Inc.	1,415	283,651
Everi Holdings, Inc.(b)	26,587	366,103
Expedia Group, Inc.	1,675	331,583
Flutter Entertainment PLC(b)	1,091	306,124
Just Eat Takeaway.com NV(b)	5,709	115,250
La Francaise des Jeux SACA	5,366	205,002

ABFunds.com	AB All Market Total Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marriott International, Inc./MD – Class A	2,978	$835,180
Playa Hotels & Resorts NV(b)	34,446	459,854
PlayAGS, Inc.(b)	21,245	257,489
Yum China Holdings, Inc.	16,710	825,641
Yum! Brands, Inc.	1,972	308,362

		7,186,597

Household Durables – 0.1%
Sony Group Corp.	8,500	212,639

Specialty Retail – 0.5%
AutoZone, Inc.(b)	209	730,039
Home Depot, Inc. (The)	1,534	608,384
Industria de Diseno Textil SA	9,137	490,996
Zalando SE(b)	5,552	199,976

		2,029,395

Textiles, Apparel & Luxury Goods – 0.3%
Christian Dior SE	316	208,658
Deckers Outdoor Corp.(b)	1,588	221,303
Lululemon Athletica, Inc.(b)	1,918	701,240
Pandora A/S	1,850	326,709

		1,457,910

		16,756,570

Industrials – 3.7%
Aerospace & Defense – 0.2%
Leonardo SpA	8,163	329,226
Rheinmetall AG	105	110,892
Triumph Group, Inc.(b)	22,032	559,172

		999,290

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(b)	1,752	39,122
DSV A/S	3,016	606,190

		645,312

Building Products – 0.5%
AGC, Inc.	7,000	210,039
Carrier Global Corp.	6,447	417,766
Otis Worldwide Corp.	10,392	1,036,914
Owens Corning	1,753	270,032

		1,934,751

Commercial Services & Supplies – 0.2%
Cintas Corp.	1,797	372,877
Veralto Corp.	3,356	334,795

		707,672

Construction & Engineering – 0.3%
AECOM	2,947	294,847
EMCOR Group, Inc.	648	264,974

6 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Shimizu Corp.	34,500	$318,121
Stantec, Inc.	5,245	446,863

		1,324,805

Electrical Equipment – 0.2%
ABB Ltd. (REG)	3,973	214,160
Prysmian SpA	8,126	483,434
Schneider Electric SE(b)	1,226	301,209

		998,803

Ground Transportation – 0.1%
Canadian National Railway Co.	1,636	165,867
Uber Technologies, Inc.(b)	2,548	193,674

		359,541

Industrial Conglomerates – 0.1%
DCC PLC	988	66,999
Hitachi Ltd.	5,600	142,330
Siemens AG (REG)	1,124	257,877

		467,206

Machinery – 0.2%
Cummins, Inc.	945	347,930
Pentair PLC	3,496	329,323
Snap-on, Inc.	78	26,611
Yangzijiang Shipbuilding Holdings Ltd.	176,200	311,094

		1,014,958

Passenger Airlines – 0.2%
Delta Air Lines, Inc.	5,260	316,231
Qantas Airways Ltd.	54,299	322,698

		638,929

Professional Services – 1.3%
Automatic Data Processing, Inc.	3,156	994,708
Booz Allen Hamilton Holding Corp.	5,040	534,542
Broadridge Financial Solutions, Inc.	1,413	340,844
Experian PLC	13,840	659,298
Genpact Ltd.	6,160	327,835
Learning Technologies Group PLC	223,705	279,147
Leidos Holdings, Inc.	1,580	205,353
Paycor HCM, Inc.(b)	40,042	894,138
RELX PLC (Amsterdam)	15,539	750,370
RELX PLC (London)	3,219	155,569
Wolters Kluwer NV	3,487	536,257

		5,678,061

Trading Companies & Distributors – 0.2%
H&E Equipment Services, Inc.(e)	8,274	793,477

		15,562,805

ABFunds.com	AB All Market Total Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 2.7%
Diversified Telecommunication Services – 0.5%
Comcast Corp. – Class A	10,907	$391,343
Frontier Communications Parent, Inc.(b)	26,834	965,756
HKT Trust & HKT Ltd. – Class H	221,000	283,436
Telenor ASA	24,930	322,711

		1,963,246

Entertainment – 0.4%
Electronic Arts, Inc.	3,118	402,596
Netflix, Inc.(b)	630	617,753
Sea Ltd. (ADR)(b)	1,803	229,468
Walt Disney Co. (The)	4,133	470,335

		1,720,152

Interactive Media & Services – 1.5%
Alphabet, Inc. – Class A	4,091	696,615
Alphabet, Inc. – Class C	12,273	2,113,656
Auto Trader Group PLC	34,421	337,860
LY Corp.	99,500	335,872
Meta Platforms, Inc. – Class A	3,789	2,531,810
Rightmove PLC	26,411	223,792
Scout24 SE	1,006	98,399

		6,338,004

Media – 0.3%
Fox Corp. – Class B	5,974	323,014
Informa PLC	23,754	258,388
Interpublic Group of Cos., Inc. (The)	27,421	751,336
New York Times Co. (The) – Class A	3,821	183,752

		1,516,490

		11,537,892

Consumer Staples – 1.9%
Beverages – 0.5%
Asahi Group Holdings Ltd.	59,017	732,012
Carlsberg AS – Class B	2,676	335,171
Coca-Cola Co. (The)	10,089	718,438
Coca-Cola HBC AG(b)	7,568	320,700
Pernod Ricard SA	2,080	223,181

		2,329,502

Consumer Staples Distribution & Retail – 0.6%
Costco Wholesale Corp.	625	655,381
Koninklijke Ahold Delhaize NV	17,408	613,437
Kroger Co. (The)	5,010	324,748
Loblaw Cos. Ltd.	1,365	178,726
Tesco PLC	134,850	646,609
Walmart, Inc.	392	38,655

		2,457,556

8 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 0.4%
Kellanova	15,264	$1,265,385
Tyson Foods, Inc. – Class A	5,476	335,898

		1,601,283

Household Products – 0.1%
Kimberly-Clark Corp.	856	121,561
Procter & Gamble Co. (The)	2,073	360,370
Southeastern Grocers, Inc.(a)(b)(c)(d)	8,714	1,568

		483,499

Tobacco – 0.3%
Imperial Brands PLC(b)	9,562	336,476
Philip Morris International, Inc.	4,798	745,034

		1,081,510

		7,953,350

Materials – 1.3%
Chemicals – 0.7%
Arcadium Lithium PLC(b)	117,606	686,819
Covestro AG(b)	16,876	1,038,125
Linde PLC	508	237,261
Mitsubishi Chemical Group Corp.	62,600	317,840
Sherwin-Williams Co. (The)	570	206,494
Sumitomo Chemical Co., Ltd.	133,200	313,167

		2,799,706

Containers & Packaging – 0.3%
Berry Global Group, Inc.	9,706	700,482
Pactiv Evergreen, Inc.	11,794	210,641
Smurfit WestRock PLC	9,614	500,601

		1,411,724

Metals & Mining – 0.3%
Calibre Mining Corp.(b)	42,522	83,766
Coeur Mining, Inc.(b)	4,388	22,600
Kinross Gold Corp.	12,942	138,656
Pan American Silver Corp.	8,656	206,117
Teck Resources Ltd. – Class B	8,532	343,344
United States Steel Corp.	13,122	527,767

		1,322,250

		5,533,680

Energy – 1.1%
Energy Equipment & Services – 0.5%
Artsonig Equity(a)(b)(d)	51,133	– 0	–
ChampionX Corp.	49,291	1,468,872
CHC Group LLC(a)(b)(d)	1,138	– 0	–
Schlumberger NV	12,495	520,542

		1,989,414

ABFunds.com	AB All Market Total Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.6%
Devon Energy Corp.	9,154	$331,558
Equinor ASA	8,995	208,898
Exxon Mobil Corp.	927	103,203
Inpex Corp.	26,100	330,774
Shell PLC	33,003	1,102,807
Targa Resources Corp.	899	181,346
TotalEnergies SE	5,478	330,286

		2,588,872

		4,578,286

Utilities – 0.9%
Electric Utilities – 0.5%
ALLETE, Inc.	12,758	838,073
American Electric Power Co., Inc.	4,538	481,255
Edison International	6,391	347,926
Enel SpA	50,949	373,101

		2,040,355

Independent Power and Renewable Electricity Producers – 0.1%
Altus Power, Inc.(b)	111,646	550,415

Multi-Utilities – 0.3%
Ameren Corp.	2,643	268,423
Centrica PLC	174,490	329,296
Consolidated Edison, Inc.	3,465	351,767
National Grid PLC	16,764	205,915

		1,155,401

		3,746,171

Real Estate – 0.3%
Real Estate Management & Development – 0.2%
CBRE Group, Inc. – Class A(b)	2,975	422,272
Vonovia SE	9,753	302,080

		724,352

Residential REITs – 0.0%
Equity LifeStyle Properties, Inc.	1,482	101,636

Specialized REITs – 0.1%
VICI Properties, Inc.	10,552	342,834

		1,168,822

Total Common Stocks (cost $120,304,908)		146,692,404

10 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 19.0%
Funds and Investment Trusts – 19.0%(g)
iShares Core International Aggregate Bond ETF		585,171	$29,510,174
iShares Core MSCI EAFE ETF		344,960	26,003,085
iShares Core MSCI Emerging Markets ETF		295,348	15,783,397
iShares Core S&P 500 ETF		14,380	8,585,435

Total Investment Companies (cost $78,512,744)			79,882,091

		Principal Amount (000)

GOVERNMENTS – TREASURIES – 16.1%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(h)	AUD	525	246,022

Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(h)	EUR	938	839,982

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 60 4.25%, 03/28/2041(h)		532	614,607

Canada – 1.1%
Canadian Government Bond 2.75%, 03/01/2030	CAD	6,346	4,410,982

Colombia – 0.4%
Colombian TES Series B 6.25%, 07/09/2036	COP	371,400	59,497
7.25%, 10/26/2050		1,333,600	196,981
13.25%, 02/09/2033		5,080,300	1,345,347

			1,601,825

Finland – 0.1%
Finland Government Bond 2.50%, 04/15/2030(h)	EUR	508	530,130

ABFunds.com	AB All Market Total Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

France – 0.8%
French Republic Government Bond OAT Series OAT 3.00%, 11/25/2034(h)	EUR	2,126	$2,190,255
3.50%, 11/25/2033(h)		1,069	1,151,615

			3,341,870

Germany – 0.5%
Bundesobligation Series 189 2.10%, 04/12/2029(h)		1,488	1,544,648
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2050(h)		101	54,066
3.25%, 07/04/2042(h)		585	658,138

			2,256,852

Italy – 0.7%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(h)		843	933,522
Series 13Y 4.05%, 10/30/2037(h)		599	647,663
Series 7Y 3.45%, 07/15/2031(h)		1,347	1,431,614

			3,012,799

Japan – 3.7%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	682,400	4,448,123
Series 176 1.00%, 12/20/2029		781,700	5,191,930
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		58,600	270,735
Series 4 2.20%, 03/20/2051		161,700	1,064,641
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		280,700	1,657,628
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		307,500	1,879,195
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027		179,250	1,188,264

			15,700,516

12 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	5,116	$201,432

Spain – 0.5%
Spain Government Bond 3.45%, 07/30/2043(h)	EUR	963	982,755
3.50%, 01/31/2041(h)		1,200	1,247,110

			2,229,865

United Kingdom – 1.6%
United Kingdom Gilt 1.50%, 07/31/2053(h)	GBP	625	372,312
3.50%, 01/22/2045(h)		1,025	1,048,581
4.125%, 07/22/2029(h)		2,813	3,534,650
4.25%, 07/31/2034(h)		209	259,035
4.375%, 01/31/2040(h)		520	624,510
4.375%, 07/31/2054(h)		573	644,955
4.75%, 10/22/2043(h)		339	415,392

			6,899,435

United States – 6.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	7,335	4,602,712
2.00%, 08/15/2051		1,553	934,712
U.S. Treasury Notes 0.625%, 05/15/2030		1,640	1,377,768
2.25%, 02/15/2027		694	671,216
2.75%, 05/31/2029		3,344	3,177,845
3.50%, 09/30/2029		1,967	1,924,363
3.50%, 01/31/2030		1,824	1,780,110
4.00%, 01/31/2029		1,748	1,746,335
4.25%, 02/28/2029		4,418	4,453,997
4.875%, 05/31/2026		5,311	5,360,791

			26,029,849

Total Governments – Treasuries (cost $68,043,924)			67,916,166

CORPORATES – INVESTMENT GRADE – 7.9%
Financial Institutions – 4.0%
Banking – 3.4%
ABN AMRO Bank NV Series E 5.125%, 02/22/2033(h)	EUR	200	217,738
5.50%, 09/21/2033(h)		200	221,242

ABFunds.com	AB All Market Total Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AIB Group PLC Series E 2.25%, 04/04/2028(h)	EUR	382	$392,325
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	U.S.$	200	205,852
7.883%, 11/15/2034		200	227,024
Banco Santander SA 4.175%, 03/24/2028		200	197,666
5.796%, 01/23/2029(h)	AUD	320	203,990
Series E 5.75%, 08/23/2033(h)	EUR	200	222,057
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(h)		346	379,848
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(h)		200	188,061
3.875%, 06/16/2032(h)		300	315,089
Barclays PLC 5.088%, 06/20/2030	U.S.$	202	199,867
5.785%, 02/25/2036		200	203,140
Series E 8.407%, 11/14/2032(h)	GBP	141	190,028
BNP Paribas SA 2.159%, 09/15/2029(h)	U.S.$	304	277,376
Series E 4.159%, 08/28/2034(h)	EUR	200	211,457
BPCE SA 2.277%, 01/20/2032(h)	U.S.$	329	278,048
3.116%, 10/19/2032(h)		250	213,855
CaixaBank SA 6.208%, 01/18/2029(h)		455	471,521
Citigroup, Inc. 4.542%, 09/19/2030		205	201,943
5.592%, 11/19/2034		337	338,466
Commerzbank AG Series E 4.625%, 01/17/2031(h)	EUR	200	219,472
Cooperatieve Rabobank UA 3.649%, 04/06/2028(h)	U.S.$	418	408,959
Danske Bank A/S 4.613%, 10/02/2030(h)		206	203,330
Series E 4.75%, 06/21/2030(h)	EUR	177	196,546
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	231	207,445

14 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 5.13%, 03/03/2031	U.S.$	288	$288,642
6.364%, 11/16/2032(h)	EUR	223	249,137
ING Groep NV 4.125%, 08/24/2033(h)		200	213,389
6.083%, 09/11/2027	U.S.$	200	204,188
Intesa Sanpaolo SpA 3.875%, 07/14/2027(h)		416	405,750
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(h)	EUR	470	522,059
KBC Group NV Series E 4.875%, 04/25/2033(h)		300	325,032
Lloyds Banking Group PLC 5.802%, 03/17/2029	AUD	100	63,646
Series E 4.75%, 09/21/2031(h)	EUR	341	379,952
Mizuho Financial Group, Inc. 3.153%, 07/16/2030	U.S.$	512	478,669
5.382%, 07/10/2030		200	204,244
Morgan Stanley 4.656%, 03/02/2029	EUR	352	384,116
5.424%, 07/21/2034	U.S.$	133	135,123
Nationwide Building Society 3.96%, 07/18/2030(h)		207	199,447
NatWest Group PLC 3.032%, 11/28/2035		239	211,505
Series E 5.763%, 02/28/2034(h)	EUR	173	194,071
Santander UK Group Holdings PLC 2.469%, 01/11/2028	U.S.$	285	272,614
6.534%, 01/10/2029		200	208,284
Societe Generale SA 6.447%, 01/12/2027(h)		384	388,965
Standard Chartered PLC 2.608%, 01/12/2028(h)		212	203,649
3.265%, 02/18/2036(h)		233	206,242
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(h)		273	272,558
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(h)	GBP	161	199,348
Swedbank AB Series G 3.625%, 08/23/2032(h)	EUR	303	318,079

ABFunds.com	AB All Market Total Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank (The) 5.248%, 07/23/2029(h)	AUD	250	$157,101
UBS Group AG 7.75%, 03/01/2029(h)	EUR	318	375,021
UniCredit SpA 1.982%, 06/03/2027(h)	U.S.$	200	192,976
Wells Fargo & Co. Series E 1.741%, 05/04/2030(h)	EUR	336	331,593

			14,177,745

Finance – 0.1%
Air Lease Corp. 5.40%, 06/01/2028	CAD	175	127,275
Aircastle Ltd. 5.95%, 02/15/2029(h)	U.S.$	35	36,044
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(h)		271	272,133
Aviation Capital Group LLC 1.95%, 09/20/2026(h)		215	205,805

			641,257

Insurance – 0.2%
Athene Global Funding 2.55%, 11/19/2030(h)		28	24,525
5.228% (SOFR + 0.85%), 05/08/2026(h)(i)		156	156,591
5.38%, 01/07/2030(h)		44	44,568
5.526%, 07/11/2031(h)		316	321,227
Metropolitan Life Global Funding I Series E 4.00%, 04/05/2028(h)	EUR	239	257,814

			804,725

REITs – 0.3%
American Tower Corp. 0.875%, 05/21/2029		122	116,137
Digital Intrepid Holding BV 0.625%, 07/15/2031(h)		390	340,556
EPR Properties 4.50%, 06/01/2027	U.S.$	234	231,293
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		102	96,645
Trust Fibra Uno 4.869%, 01/15/2030(h)		200	186,480
WEA Finance LLC 2.875%, 01/15/2027(h)		212	203,906

			1,175,017

			16,798,744

16 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 3.4%
Basic – 0.1%
Alpek SAB de CV 4.25%, 09/18/2029(h)	U.S.$	220	$205,425
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(h)		200	195,000

			400,425

Capital Goods – 0.1%
Emerson Electric Co. 3.00%, 03/15/2031	EUR	143	148,943
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	201,435
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	179	185,667

			536,045

Communications – Media – 0.1%
Cox Communications, Inc. 5.70%, 06/15/2033(h)	U.S.$	265	266,998
Grupo Televisa SAB 8.50%, 03/11/2032		175	193,375
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		49	43,975
5.141%, 03/15/2052		177	136,830

			641,178

Communications – Telecommunications – 0.3%
Bell Telephone Co. of Canada or Bell Canada 4.55%, 02/09/2030	CAD	182	130,236
5.15%, 02/09/2053		188	131,558
5.85%, 11/10/2032		347	265,863
TELUS Corp. Series CAG 5.25%, 11/15/2032		542	401,525
Verizon Communications, Inc. 2.35%, 03/23/2028(h)	AUD	200	116,057
4.50%, 08/17/2027(h)		80	49,624

			1,094,863

Consumer Cyclical – Automotive – 0.4%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	225	238,256
General Motors Financial Co., Inc. 4.30%, 04/06/2029	U.S.$	85	82,335
Series E 4.00%, 07/10/2030(h)	EUR	100	106,618

ABFunds.com	AB All Market Total Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	$200,791
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(h)	U.S.$	183	175,651
5.95%, 06/11/2029(h)		200	202,362
Hyundai Capital America 1.80%, 01/10/2028(h)		449	413,740
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	142,293

			1,562,046

Consumer Cyclical – Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034	U.S.$	80	82,223

Consumer Cyclical – Other – 0.2%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(h)		225	200,401
MDC Holdings, Inc. 6.00%, 01/15/2043		197	198,460
PulteGroup, Inc. 6.375%, 05/15/2033		206	220,420
7.875%, 06/15/2032		169	195,048

			814,329

Consumer Cyclical – Retailers – 0.0%
AutoNation, Inc. 5.89%, 03/15/2035		123	125,226

Consumer Non-Cyclical – 0.7%
American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	168	174,632
Cencosud SA 5.95%, 05/28/2031(e)(h)	U.S.$	200	202,960
CommonSpirit Health 5.318%, 12/01/2034		337	340,690
CVS Health Corp. 1.75%, 08/21/2030		164	138,505
5.70%, 06/01/2034(e)		267	272,460
Imperial Brands Finance PLC 5.875%, 07/01/2034(h)		267	271,662
Kraft Heinz Foods Co. 3.25%, 03/15/2033	EUR	180	185,907
5.20%, 03/15/2032	U.S.$	407	412,621
Loblaw Cos. Ltd. 6.54%, 02/17/2033(h)	CAD	165	131,440
Metro, Inc./CN 4.657%, 02/07/2033		553	401,789

18 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	$326,127
Stryker Corp. 3.375%, 12/11/2028		121	128,203

			2,986,996

Energy – 1.0%
BP Capital Markets PLC 3.625%, 03/22/2029(h)(j)		346	355,291
4.751%, 08/28/2029(h)	AUD	250	155,887
Continental Resources, Inc./OK 2.875%, 04/01/2032(h)	U.S.$	294	246,457
5.75%, 01/15/2031(h)		198	200,992
Devon Energy Corp. 5.20%, 09/15/2034(e)		257	249,765
7.95%, 04/15/2032		139	159,482
Enbridge, Inc. 6.10%, 11/09/2032	CAD	445	347,375
Energy Transfer LP 5.60%, 09/01/2034	U.S.$	203	205,576
ONEOK Partners LP 6.65%, 10/01/2036		314	340,115
ONEOK, Inc. 4.40%, 10/15/2029		80	78,494
Ovintiv, Inc. 7.20%, 11/01/2031		52	56,772
7.375%, 11/01/2031		321	354,021
Raizen Fuels Finance SA 6.45%, 03/05/2034(h)		200	201,200
6.70%, 02/25/2037(h)		200	200,760
Suncor Energy, Inc. 6.85%, 06/01/2039		181	201,154
TotalEnergies SE Series NC7 1.625%, 10/25/2027(h)(j)	EUR	334	329,951
Var Energi ASA 7.50%, 01/15/2028(h)	U.S.$	245	260,722
Wintershall Dea Finance BV 1.823%, 09/25/2031(h)	EUR	300	275,513

			4,219,527

Services – 0.1%
Booking Holdings, Inc. 4.50%, 11/15/2031		171	192,114
4.75%, 11/15/2034		168	193,340

			385,454

ABFunds.com	AB All Market Total Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.3%
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	U.S.$	397	$347,383
Fiserv, Inc. 1.625%, 07/01/2030	EUR	144	139,091
5.625%, 08/21/2033	U.S.$	261	269,751
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	293	320,220
Oracle Corp. 5.25%, 02/03/2032	U.S.$	167	169,396

			1,245,841

Transportation – Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(h)		206	191,442

Transportation – Services – 0.1%
Heathrow Funding Ltd. 6.45%, 12/10/2033(h)	GBP	192	257,198

			14,542,793

Utility – 0.5%
Electric – 0.4%
AltaLink LP 3.99%, 06/30/2042	CAD	116	76,153
Electricite de France SA Series MPLE 5.993%, 05/23/2030(h)		262	198,680
Enel Finance International NV 2.50%, 07/12/2031(h)(k)	U.S.$	274	234,777
Engie Energia Chile SA 6.375%, 04/17/2034(h)		200	204,750
Kallpa Generacion SA 5.875%, 01/30/2032(h)		202	205,832
Niagara Energy SAC 5.746%, 10/03/2034(h)		207	203,831
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(h)		343	337,522

			1,461,545

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(h)	EUR	103	108,237
Energir, Inc. 6.30%, 10/31/2033	CAD	165	132,819

20 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(h)	U.S.$	200	$221,892

			462,948

			1,924,493

Total Corporates – Investment Grade (cost $33,069,973)			33,266,030

MORTGAGE PASS-THROUGHS – 4.7%
Agency Fixed Rate 30-Year – 4.7%
Government National Mortgage Association Series 2025 2.50%, 03/01/2055, TBA		1,675	1,435,520
3.00%, 03/01/2055, TBA		1,919	1,708,242
4.00%, 03/01/2055, TBA		390	367,630
4.50%, 03/01/2055, TBA		4,404	4,252,757
5.00%, 03/01/2055, TBA		3,488	3,442,764
5.50%, 03/01/2055, TBA		5,072	5,085,974
Uniform Mortgage-Backed Security Series 2025 2.00%, 03/01/2055, TBA		1,398	1,118,072
6.00%, 03/01/2055, TBA		2,038	2,070,795
6.50%, 03/01/2055, TBA		364	374,948

Total Mortgage Pass-Throughs (cost $19,597,177)			19,856,702

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO – Floating Rate – 1.2%
AMMC CLO 25 Ltd. Series 2022-25A, Class A1R 5.652% (CME Term SOFR 3 Month + 1.35%), 04/15/2035(h)(i)		500	500,801
Apidos CLO XV Series 2013-15A, Class BRR 6.105% (CME Term SOFR 3 Month + 1.81%), 04/20/2031(h)(i)		250	250,581
Apidos CLO XXXII Series 2019-32A, Class A1R 5.39% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(h)(i)		530	530,598
CIFC Funding Ltd. Series 2018-3A, Class B 6.155% (CME Term SOFR 3 Month + 1.86%), 07/18/2031(h)(i)		500	501,184

ABFunds.com	AB All Market Total Return Portfolio 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Clover CLO LLC Series 2021-3A, Class BR 5.75% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(h)(i)	U.S.$	256	$255,505
Dryden 113 CLO Ltd. Series 2022-113A, Class BR2 5.952% (CME Term SOFR 3 Month + 1.65%), 10/15/2037(h)(i)		250	250,188
Juniper Valley Park CLO Ltd. Series 2023-1A, Class AR 5.543% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(h)(i)		260	260,713
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.753% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(h)(i)		250	249,883
Magnetite XXVII Ltd. Series 2020-27A, Class BR 6.105% (CME Term SOFR 3 Month + 1.81%), 10/20/2034(h)(i)		350	350,411
OCP CLO Ltd. Series 2021-23A, Class BR 5.832% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(h)(i)		250	250,780
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.27% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(h)(i)		250	249,957
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.743% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(h)(i)		500	502,962
Voya CLO Ltd. Series 2013-2A, Class A1R
5.532% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(h)(i)		199	198,996
Series 2018-1A, Class A1 5.505% (CME Term SOFR 3 Month + 1.21%), 04/19/2031(h)(i)		200	200,048
Series 2018-2A, Class A2 5.814% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(h)(i)		500	500,934

Total Collateralized Loan Obligations (cost $5,046,007)			5,053,541

22 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COVERED BONDS – 1.1%
Australia – 0.3%
National Australia Bank Ltd. Series E 0.875%, 02/19/2027(h)	EUR	522	$525,057
Westpac Banking Corp. Series E 3.106%, 11/23/2027(h)		510	537,889

			1,062,946

Canada – 0.1%
Bank of Montreal Series E 0.125%, 01/26/2027(h)		533	530,150

France – 0.5%
BPCE SFH SA 0.625%, 09/22/2027(h)		700	694,347
Cie de Financement Foncier SA 3.125%, 05/18/2027(h)		500	526,439
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(h)		700	699,176

			1,919,962

South Korea – 0.1%
Korea Housing Finance Corp. 3.714%, 04/11/2027(h)		484	514,176

Spain – 0.1%
Banco de Sabadell SA 1.00%, 04/26/2027(h)		500	503,530

Total Covered Bonds (cost $4,626,872)			4,530,764

ASSET-BACKED SECURITIES – 0.8%
Other ABS – Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(h)	U.S.$	406	401,781
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(h)		109	108,835
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(h)		361	362,747
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(h)		167	167,314

ABFunds.com	AB All Market Total Return Portfolio 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-1A, Class B 4.79%, 08/20/2032(h)	U.S.$	140	$139,620
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(h)		230	233,548
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(h)		410	411,236
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(h)		106	105,260
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(h)		182	182,766
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(h)		290	290,698
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(h)		44	44,153
Series 2025-1A, Class B 5.20%, 07/20/2032(h)		72	72,666
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(h)		120	121,476

			2,642,100

Autos – Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(h)		192	194,835
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(h)		163	163,561
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(h)		203	203,895
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(h)		248	249,235

			811,526

Other ABS – Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 5.689% (CME Term SOFR + 1.35%), 10/16/2028(h)(i)		100	99,517

Total Asset-Backed Securities (cost $3,542,551)			3,553,143

24 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.7%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.453% (CME Term SOFR + 1.10%), 01/25/2045(h)(i)	U.S.$	131	$131,047
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 7.102% (CME Term SOFR + 2.75%), 05/25/2042(h)(i)		210	215,563
Series 2022-R08, Class 1M1 6.902% (CME Term SOFR + 2.55%), 07/25/2042(h)(i)		260	267,148
Series 2022-R08, Class 1M2 7.952% (CME Term SOFR + 3.60%), 07/25/2042(h)(i)		400	421,252
Series 2023-R01, Class 1M1 6.753% (CME Term SOFR + 2.40%), 12/25/2042(h)(i)		351	360,995
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.852% (CME Term SOFR + 1.50%), 10/25/2041(h)(i)		217	218,009
Series 2021-DNA7, Class M2 6.152% (CME Term SOFR + 1.80%), 11/25/2041(h)(i)		400	403,744
Series 2022-DNA2, Class M1A 5.652% (CME Term SOFR + 1.30%), 02/25/2042(h)(i)		270	270,282
Series 2022-DNA4, Class M1A 6.552% (CME Term SOFR + 2.20%), 05/25/2042(h)(i)		308	312,419
Series 2022-DNA6, Class M1A 6.502% (CME Term SOFR + 2.15%), 09/25/2042(h)(i)		160	161,770
Series 2023-DNA2, Class M1B 7.603% (CME Term SOFR + 3.25%), 04/25/2043(h)(i)		250	263,269
Series 2024-DNA3, Class M1 5.352% (CME Term SOFR + 1.00%), 10/25/2044(h)(i)		38	38,358
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.302% (CME Term SOFR + 0.95%), 01/25/2045(h)(i)		99	98,697

Total Collateralized Mortgage Obligations (cost $3,170,157)			3,162,553

ABFunds.com	AB All Market Total Return Portfolio 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – SOVEREIGN AGENCIES – 0.7%
Belgium – 0.2%
Dexia SA Series E 0.01%, 01/22/2027(h)	EUR	700	$694,209

Canada – 0.1%
Canada Housing Trust No. 1 3.55%, 09/15/2032(h)	CAD	475	339,292
4.25%, 03/15/2034(h)		235	175,641

			514,933

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(h)	EUR	600	631,634

Japan – 0.1%
Development Bank of Japan, Inc. Series G 3.50%, 09/13/2027(h)		593	631,111

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	819	500,231

Total Governments – Sovereign Agencies (cost $3,048,739)			2,972,118

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.6%
Canada – 0.6%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2038	CAD	144	58,098
Zero Coupon, 08/15/2041		144	50,161
Zero Coupon, 02/15/2042		144	49,239
Zero Coupon, 08/15/2042		144	48,047
Zero Coupon, 02/15/2043		144	47,124
Zero Coupon, 02/15/2044		144	44,688
Zero Coupon, 08/15/2044		144	43,789
Series JN Zero Coupon, 02/15/2046		144	40,909
Province of Ontario Canada 2.90%, 12/02/2046		1,283	737,559
3.45%, 06/02/2045		478	302,567
3.50%, 06/02/2043		471	302,991
4.60%, 12/02/2055		245	185,575

26 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2036	CAD	144	$63,874
Zero Coupon, 06/02/2037		144	62,201
Zero Coupon, 12/02/2037		144	60,535
Zero Coupon, 06/02/2038		144	59,305
Zero Coupon, 12/02/2038		144	57,941
Zero Coupon, 06/02/2039		144	56,729
Zero Coupon, 06/02/2040		144	53,800
Zero Coupon, 12/02/2040		144	52,128
Zero Coupon, 06/02/2041		144	51,086
Zero Coupon, 12/02/2041		144	50,106
Zero Coupon, 06/02/2042		144	48,925
Zero Coupon, 12/02/2046		144	39,891
Zero Coupon, 06/02/2047		144	39,347
Series INT Zero Coupon, 06/02/2043		144	46,444
Zero Coupon, 12/02/2045		144	41,617
Zero Coupon, 06/02/2046		144	40,996

Total Local Governments – Provincial Bonds (cost $2,774,424)			2,735,672

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Floating Rate CMBS – 0.5%
BAMLL Trust Series 2025-ASHF, Class A 6.25% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(h)(i)	U.S.$	437	437,819
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.233% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(h)(i)		408	410,071
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.804% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(h)(i)		154	154,577
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.953% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(h)(i)		304	304,141
ORL Trust Series 2024-GLKS, Class A 5.804% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(h)(i)		132	132,472
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.75% (CME Term SOFR 1 Month + 1.44%), 03/15/2042(h)(i)		387	385,696

ABFunds.com	AB All Market Total Return Portfolio 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.003% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(h)(i)	U.S.$	242	$243,195

			2,067,971

Non-Agency Fixed Rate CMBS – 0.1%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.413%, 08/13/2041(h)		281	281,811
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(h)		300	301,404

			583,215

Total Commercial Mortgage-Backed Securities (cost $2,641,087)			2,651,186

GOVERNMENTS – SOVEREIGN BONDS – 0.6%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(h)		299	305,821
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	190,389
4.125%, 07/05/2034		200	214,731

			710,941

Hungary – 0.1%
Hungary Government International Bond Series 10Y 5.375%, 09/12/2033(h)		224	252,397

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		349	329,565

Israel – 0.1%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030	U.S.$	340	342,975

Romania – 0.1%
Romanian Government International Bond 5.125%, 09/24/2031(h)	EUR	310	315,989

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(h)		222	230,483
5.125%, 01/13/2028(h)	U.S.$	307	310,070

			540,553

Total Governments – Sovereign Bonds (cost $2,519,637)			2,492,420

28 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 0.5%
Brazil – 0.5%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035	BRL	16,380	$2,083,138

Russia – 0.0%
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028(a)(d)(l)	RUB	23,770	– 0	–

Total Emerging Markets – Treasuries (cost $2,440,253)			2,083,138

INFLATION-LINKED SECURITIES – 0.4%
Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(h)	SEK	1,010	167,811

United States – 0.3%
U.S. Treasury Inflation Index 1.375%, 07/15/2033 (TIPS)	U.S.$	1,434	1,391,776

Total Inflation-Linked Securities (cost $1,505,885)			1,559,587

SUPRANATIONALS – 0.3%
European Union Series NGEU 3.375%, 10/05/2054(h)	EUR	754	762,970
Inter-American Development Bank Series E 7.00%, 01/25/2029	INR	56,000	644,862

Total Supranationals (cost $1,469,967)			1,407,832

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(h) (cost $677,598)	EUR	668	661,566

ABFunds.com	AB All Market Total Return Portfolio 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $558,260)	U.S.$	465	$567,296

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(h) (cost $255,814)		255	259,623

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Other Finance – 0.1%
Curo SPV LLC 13.00%, 08/01/2028(d)		234	242,415

Industrial – 0.0%
Basic – 0.0%
ERP Iron Ore LLC 9.039%, 12/31/2019(a)(b)(d)(m)(n)		12	– 0	–
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a)(b)(d)(m)(o)		146	– 0	–

			– 0	–

Communications – Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a)(b)(c)(d)		33	– 0	–

Consumer Cyclical – Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a)(b)(c)(d)(m)(o)		83	– 0	–

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a)(b)(c)(d)(m)		120	– 0	–

			– 0	–

Total Corporates – Non-Investment Grade (cost $261,519)			242,415

30 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical – Automotive – 0.0%
Energy Technology 0.00%(a)(b)(d) (cost $87,984)		117	$117,000

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (CVR)(a)(b)(d)		30,997	12,089
Mirati Therapeutics, Inc. (CVR)(a)(b)(d)		25,914	18,140

			30,229

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(b)(d)		3,960	9,999

			40,228

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., (CVR)(a)(b)(d)		14,789	21,000

Total Rights (cost $55,268)			61,228

		Principal Amount (000)
EMERGING MARKETS – CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Cyclical – Retailers – 0.0%
Edcon Tranche D Zero Coupon, 06/25/2023(a)(b)(d)(m)	ZAR	2	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a)(b)(d)(m)(o)	U.S.$	40	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(b)(d)(m)(o)		28	– 0	–

Total Emerging Markets – Corporate Bonds (cost $71,364)			– 0	–

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)		541	– 0	–

ABFunds.com	AB All Market Total Return Portfolio 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 11.4%
Investment Companies – 8.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(g)(p)(q) (cost $35,213,011)		35,213,011	$35,213,011

		Principal Amount (000)
U.S. TREASURY BILLS – 2.8%
U.S. Treasury Bill Zero Coupon, 03/06/2025	U.S.$	5,850	5,847,940
Zero Coupon, 04/08/2025		5,850	5,825,313

Total U.S. Treasury Bills (cost $11,672,929)			11,673,253

Treasury Bills – 0.2%
Japan – 0.2%
Japan Treasury Discount Bill Series 1267 Zero Coupon, 05/12/2025 (cost $820,316)	JPY	123,150	817,583

Total Investments Before Security Lending Collateral for Securities Loaned – 101.9% (cost $401,988,368)			429,428,322

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(g)(p)(q) (cost $309,510)		309,510	309,510

Total Investments – 102.0% (cost $402,297,878)			429,737,832
Other assets less liabilities – (2.0)%			(8,481,087)

Net Assets – 100.0%			$421,256,745

32 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	47	March 2025	$3,310,799	$19,388
Canadian 10 Yr Bond Futures	64	June 2025	5,519,461	87,275
E-Mini Russell 2000 Index Futures	38	March 2025	4,114,070	(402,247)
Euro Buxl 30 Yr Bond Futures	20	March 2025	2,692,960	(237,781)
Euro STOXX 50 Index Futures	36	March 2025	2,037,521	194,289
Euro-BOBL Futures	128	March 2025	15,654,853	(11,962)
Euro-Bund Futures	72	March 2025	9,947,852	(31,627)
Euro-Schatz Futures	48	March 2025	5,324,343	(22,706)
FTSE 100 Index Futures	6	March 2025	663,454	10,844
FTSE KLCI Futures	40	March 2025	691,092	(3,483)
FTSE/JSE Top 40 Futures	35	March 2025	1,478,942	(40,304)
Gold 100 OZ Futures	17	April 2025	4,842,450	111,442
IFSC Nifty 50 Future	7	March 2025	311,780	(9,335)
Japan 10 Yr Bond (OSE) Futures	16	March 2025	14,855,814	(271,369)
Long Gilt Futures	100	June 2025	11,752,556	125,898
MSCI Emerging Markets Index Futures	131	March 2025	7,182,075	(110,652)
OMXS 30 Index Futures	87	March 2025	2,203,664	(8,062)
S&P 500 E-Mini Futures	235	March 2025	70,068,187	(1,775,151)
S&P/TSX 60 Index Futures	20	March 2025	4,233,489	(23,059)
SPI 200 Futures	2	March 2025	252,295	(7,929)
TOPIX Index Futures	6	March 2025	1,066,596	(24,670)
U.S. Long Bond (CBT) Futures	137	June 2025	16,178,844	119,662
U.S. T-Note 2 Yr (CBT) Futures	58	June 2025	12,004,188	63,762
U.S. T-Note 5 Yr (CBT) Futures	453	June 2025	48,895,688	591,920
U.S. Ultra Bond (CBT) Futures	60	June 2025	7,447,500	157,061
Sold Contracts
Australian 3 Yr Bond Futures	8	March 2025	527,958	(190)
Canadian 10 Yr Bond Futures	46	June 2025	3,967,112	(78,611)
Euro Buxl 30 Yr Bond Futures	9	March 2025	1,211,832	66,070
Euro STOXX 50 Index Futures	41	March 2025	2,320,510	(76,322)
Euro-BOBL Futures	28	March 2025	3,424,499	39,756
Euro-Bund Futures	21	March 2025	2,901,457	73,078
FTSE China A50 Futures	41	March 2025	541,979	6,679
FTSE Taiwan Index Futures	13	March 2025	972,270	49,661
Japan 10 Yr Bond (OSE) Futures	4	March 2025	3,713,954	71,461
MSCI Singapore ETS Index Futures	15	March 2025	439,972	2,153
SET 50 Futures	31	March 2025	137,998	2,649
TOPIX Index Futures	2	March 2025	355,532	8,063
U.S. 10 Yr Ultra Futures	49	June 2025	5,598,250	(87,156)
U.S. Long Bond (CBT) Futures	25	June 2025	2,952,344	(17,303)
U.S. T-Note 10 Yr (CBT) Futures	180	June 2025	19,996,875	(237,947)
U.S. Ultra Bond (CBT) Futures	10	June 2025	1,241,250	(26,266)
WIG 20 Index Futures	57	March 2025	728,502	(23,215)

				$(1,726,236)

ABFunds.com	AB All Market Total Return Portfolio 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	26,334	USD	4,544	03/06/2025	$71,117
Bank of America NA	INR	101,002	USD	1,171	03/06/2025	16,311
Bank of America NA	USD	4,532	BRL	26,334	03/06/2025	(59,619)
Bank of America NA	USD	1,615	INR	137,480	03/06/2025	(43,475)
Bank of America NA	GBP	17,800	USD	21,684	03/13/2025	(706,374)
Bank of America NA	USD	1,488	CNH	10,833	03/13/2025	(2,508)
Bank of America NA	USD	3,630	GBP	2,983	03/13/2025	121,830
Bank of America NA	CLP	461,368	USD	485	03/14/2025	4,887
Bank of America NA	COP	1,715,284	USD	420	03/14/2025	7,362
Bank of America NA	PEN	2,131	USD	579	03/14/2025	739
Bank of America NA	USD	1,205	CLP	1,136,040	03/14/2025	(21,668)
Bank of America NA	HUF	296,864	USD	755	03/28/2025	(7,963)
Bank of America NA	BRL	12,646	USD	2,180	04/02/2025	44,912
Bank of America NA	USD	1,174	BRL	6,817	04/02/2025	(23,595)
Bank of America NA	AUD	1,100	USD	704	04/09/2025	21,505
Bank of America NA	AUD	2,885	USD	1,787	04/09/2025	(3,608)
Bank of America NA	USD	3,834	AUD	6,190	04/09/2025	7,739
Bank of America NA	USD	909	AUD	1,448	04/09/2025	(10,244)
Bank of America NA	USD	3,193	SEK	34,016	04/16/2025	(25,632)
Bank of America NA	KRW	1,207,015	USD	839	04/17/2025	10,770
Bank of America NA	USD	1,176	KRW	1,704,249	04/17/2025	(6,956)
Bank of America NA	PHP	33,774	USD	579	04/29/2025	(2,344)
Bank of America NA	USD	4,404	IDR	72,121,648	04/29/2025	(56,699)
Bank of America NA	USD	2,405	PHP	139,948	04/29/2025	4,423
Bank of America NA	USD	179	PHP	10,397	04/29/2025	(95)
Bank of America NA	USD	1,647	TWD	53,556	05/23/2025	(16,031)
Barclays Capital, Inc.	USD	3,761	INR	320,056	03/06/2025	(103,485)
Barclays Capital, Inc.	GBP	758	USD	931	03/13/2025	(22,382)
Barclays Capital, Inc.	COP	2,347,865	USD	563	03/14/2025	(1,809)
Barclays Capital, Inc.	PEN	2,165	USD	591	03/14/2025	3,259
Barclays Capital, Inc.	USD	186	COP	813,937	03/14/2025	9,933
Barclays Capital, Inc.	USD	814	PEN	3,032	03/14/2025	9,185
Barclays Capital, Inc.	MYR	1,278	USD	287	03/19/2025	569
Barclays Capital, Inc.	MYR	18,107	USD	4,033	03/19/2025	(27,191)
Barclays Capital, Inc.	USD	3,466	MYR	15,219	03/19/2025	(53,600)
Barclays Capital, Inc.	SEK	37,599	USD	3,396	04/16/2025	(105,718)
Barclays Capital, Inc.	USD	1,526	NOK	17,044	04/16/2025	(12,540)
Barclays Capital, Inc.	KRW	1,134,405	USD	794	04/17/2025	15,802
Barclays Capital, Inc.	IDR	53,350,814	USD	3,263	04/29/2025	46,853
Barclays Capital, Inc.	PHP	120,717	USD	2,060	04/29/2025	(18,273)
Barclays Capital, Inc.	USD	326	IDR	5,392,610	04/29/2025	(1,124)
Barclays Capital, Inc.	EUR	537	USD	561	05/09/2025	1,897
Barclays Capital, Inc.	TWD	8,124	USD	249	05/23/2025	1,316
BNP Paribas SA	EUR	18,539	USD	19,043	03/06/2025	(190,665)
BNP Paribas SA	USD	1,158	CAD	1,659	04/11/2025	(9,391)
Citibank NA	INR	58,228	USD	671	03/06/2025	5,490
Citibank NA	GBP	1,052	USD	1,284	03/13/2025	(39,000)
Citibank NA	USD	997	GBP	808	03/13/2025	19,475
Citibank NA	USD	743	GBP	587	03/13/2025	(4,601)
Citibank NA	USD	1,200	PEN	4,477	03/14/2025	14,529

34 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,402	HUF	949,661	03/28/2025	$39,507
Citibank NA	AUD	1,920	USD	1,191	04/09/2025	(934)
Citibank NA	USD	882	AUD	1,401	04/09/2025	(12,082)
Citibank NA	USD	1,460	NZD	2,547	04/09/2025	(33,280)
Citibank NA	USD	881	CAD	1,269	04/11/2025	(2,706)
Citibank NA	NOK	8,403	USD	750	04/16/2025	3,478
Citibank NA	USD	551	SEK	5,975	04/16/2025	5,153
Citibank NA	KRW	1,718,695	USD	1,196	04/17/2025	16,996
Citibank NA	KRW	1,646,289	USD	1,123	04/17/2025	(5,795)
Citibank NA	USD	1,806	KRW	2,617,609	04/17/2025	(11,058)
Citibank NA	JPY	2,465,950	USD	16,378	04/24/2025	(98,397)
Citibank NA	USD	1,181	JPY	177,801	04/24/2025	7,095
Citibank NA	USD	369	PHP	21,422	04/29/2025	(629)
Citibank NA	USD	1,369	TWD	44,633	05/23/2025	(10,287)
Deutsche Bank AG	INR	167,625	USD	1,934	03/06/2025	18,230
Deutsche Bank AG	CNH	9,824	USD	1,358	03/13/2025	11,066
Deutsche Bank AG	GBP	755	USD	952	03/13/2025	1,836
Deutsche Bank AG	USD	976	COP	4,221,486	03/14/2025	38,526
Deutsche Bank AG	USD	877	CZK	20,933	03/28/2025	(11,385)
Deutsche Bank AG	AUD	2,038	USD	1,296	04/09/2025	30,959
Deutsche Bank AG	USD	549	NZD	979	04/09/2025	(599)
Deutsche Bank AG	KRW	1,752,812	USD	1,199	04/17/2025	(2,832)
Deutsche Bank AG	IDR	9,820,062	USD	604	04/29/2025	12,129
Deutsche Bank AG	USD	878	IDR	14,316,878	04/29/2025	(14,471)
Deutsche Bank AG	USD	549	PHP	31,933	04/29/2025	370
Deutsche Bank AG	TWD	56,079	USD	1,721	05/23/2025	13,717
Deutsche Bank AG	USD	625	TWD	20,344	05/23/2025	(5,936)
Goldman Sachs Bank USA	BRL	2,639	USD	451	03/06/2025	2,977
Goldman Sachs Bank USA	USD	462	BRL	2,639	03/06/2025	(13,379)
Goldman Sachs Bank USA	USD	698	INR	59,508	03/06/2025	(18,244)
Goldman Sachs Bank USA	PEN	886	USD	234	03/14/2025	(6,359)
Goldman Sachs Bank USA	ZAR	45,317	USD	2,432	04/10/2025	16,938
Goldman Sachs Bank USA	IDR	7,315,056	USD	446	04/29/2025	4,879
HSBC Bank USA	USD	687	INR	60,020	03/06/2025	(793)
HSBC Bank USA	CNH	4,968	USD	683	03/13/2025	1,555
HSBC Bank USA	JPY	179,046	USD	1,197	04/24/2025	1,062
HSBC Bank USA	USD	1,047	PHP	61,679	04/29/2025	15,455
HSBC Bank USA	INR	60,020	USD	683	05/22/2025	304
JPMorgan Chase Bank	BRL	2,775	USD	484	03/06/2025	12,579
JPMorgan Chase Bank	INR	64,413	USD	745	03/06/2025	9,093
JPMorgan Chase Bank	USD	474	BRL	2,775	03/06/2025	(3,131)
JPMorgan Chase Bank	USD	313	INR	26,668	03/06/2025	(7,838)
JPMorgan Chase Bank	CNH	5,704	USD	786	03/13/2025	3,620
JPMorgan Chase Bank	USD	2,775	GBP	2,226	03/13/2025	24,942
JPMorgan Chase Bank	USD	1,148	GBP	911	03/13/2025	(1,850)
JPMorgan Chase Bank	USD	603	CLP	566,086	03/14/2025	(13,067)

ABFunds.com	AB All Market Total Return Portfolio 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	USD	395	COP	1,683,658	03/14/2025	$9,337
JPMorgan Chase Bank	HUF	286,002	USD	745	03/28/2025	9,495
JPMorgan Chase Bank	AUD	1,160	USD	731	04/09/2025	10,912
JPMorgan Chase Bank	USD	1,220	AUD	1,920	04/09/2025	(28,044)
JPMorgan Chase Bank	USD	1,283	NZD	2,266	04/09/2025	(13,672)
JPMorgan Chase Bank	USD	1,193	ZAR	21,968	04/10/2025	(22,722)
JPMorgan Chase Bank	CAD	6,519	USD	4,610	04/11/2025	96,691
JPMorgan Chase Bank	NOK	9,559	USD	855	04/16/2025	6,232
JPMorgan Chase Bank	IDR	26,870,910	USD	1,643	04/29/2025	22,998
JPMorgan Chase Bank	PHP	36,594	USD	621	04/29/2025	(9,564)
JPMorgan Chase Bank	USD	906	IDR	14,826,010	04/29/2025	(12,606)
JPMorgan Chase Bank	USD	309	PHP	17,875	04/29/2025	(823)
Morgan Stanley Capital Services, Inc.	BRL	14,645	USD	2,504	03/06/2025	16,522
Morgan Stanley Capital Services, Inc.	BRL	12,646	USD	2,140	03/06/2025	(7,906)
Morgan Stanley Capital Services, Inc.	INR	160,431	USD	1,846	03/06/2025	12,620
Morgan Stanley Capital Services, Inc.	USD	2,478	BRL	14,645	03/06/2025	9,155
Morgan Stanley Capital Services, Inc.	USD	2,162	BRL	12,646	03/06/2025	(14,267)
Morgan Stanley Capital Services, Inc.	USD	1,715	GBP	1,362	03/13/2025	(1,908)
Morgan Stanley Capital Services, Inc.	CLP	2,380,539	USD	2,364	03/14/2025	(115,172)
Morgan Stanley Capital Services, Inc.	COP	9,150,296	USD	2,106	03/14/2025	(94,294)
Morgan Stanley Capital Services, Inc.	PEN	3,328	USD	892	03/14/2025	(11,180)
Morgan Stanley Capital Services, Inc.	USD	642	MYR	2,837	03/19/2025	(5,583)
Morgan Stanley Capital Services, Inc.	USD	682	NZD	1,182	04/09/2025	(19,866)
Morgan Stanley Capital Services, Inc.	CAD	6,392	USD	4,471	04/11/2025	45,790
Morgan Stanley Capital Services, Inc.	CAD	13,431	USD	9,237	04/11/2025	(62,251)
Morgan Stanley Capital Services, Inc.	USD	4,383	CAD	6,373	04/11/2025	29,539
Morgan Stanley Capital Services, Inc.	USD	522	CAD	753	04/11/2025	(425)
Morgan Stanley Capital Services, Inc.	KRW	691,457	USD	483	04/17/2025	9,245
Morgan Stanley Capital Services, Inc.	USD	1,427	KRW	2,041,077	04/17/2025	(27,333)
Morgan Stanley Capital Services, Inc.	PHP	136,258	USD	2,328	04/29/2025	(17,844)
Morgan Stanley Capital Services, Inc.	USD	357	IDR	5,852,612	04/29/2025	(4,193)
Morgan Stanley Capital Services, Inc.	EUR	17,746	USD	18,704	05/09/2025	231,582

36 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,926	EUR	1,825	05/09/2025	$(26,336)
Standard Chartered Bank	USD	1,099	KRW	1,607,619	04/17/2025	3,372
State Street Bank & Trust Co.	THB	86,464	USD	2,558	03/06/2025	27,379
State Street Bank & Trust Co.	USD	2,544	THB	85,607	03/06/2025	(38,698)
State Street Bank & Trust Co.	CNH	10,075	USD	1,377	03/13/2025	(4,980)
State Street Bank & Trust Co.	GBP	274	USD	345	03/13/2025	707
State Street Bank & Trust Co.	GBP	2,215	USD	2,722	03/13/2025	(64,652)
State Street Bank & Trust Co.	USD	1,056	CNH	7,659	03/13/2025	(5,545)
State Street Bank & Trust Co.	USD	1,277	GBP	1,032	03/13/2025	21,307
State Street Bank & Trust Co.	USD	954	GBP	756	03/13/2025	(3,857)
State Street Bank & Trust Co.	CZK	25,283	USD	1,051	03/28/2025	5,494
State Street Bank & Trust Co.	HUF	67,758	USD	177	03/28/2025	2,572
State Street Bank & Trust Co.	HUF	169,834	USD	434	03/28/2025	(2,381)
State Street Bank & Trust Co.	PLN	2,272	USD	558	03/28/2025	(2,708)
State Street Bank & Trust Co.	USD	590	CZK	14,061	03/28/2025	(8,751)
State Street Bank & Trust Co.	USD	129	HUF	50,574	03/28/2025	673
State Street Bank & Trust Co.	USD	187	HUF	71,768	03/28/2025	(2,187)
State Street Bank & Trust Co.	USD	266	PLN	1,079	03/28/2025	791
State Street Bank & Trust Co.	USD	623	PLN	2,470	03/28/2025	(12,674)
State Street Bank & Trust Co.	AUD	1,615	USD	1,019	04/09/2025	16,959
State Street Bank & Trust Co.	MXN	10,080	USD	493	04/09/2025	5,193
State Street Bank & Trust Co.	USD	515	AUD	833	04/09/2025	2,205
State Street Bank & Trust Co.	USD	968	AUD	1,523	04/09/2025	(22,591)
State Street Bank & Trust Co.	USD	595	MXN	12,155	04/09/2025	(6,230)
State Street Bank & Trust Co.	USD	797	NZD	1,399	04/09/2025	(13,881)
State Street Bank & Trust Co.	USD	294	ZAR	5,408	04/10/2025	(5,357)

ABFunds.com	AB All Market Total Return Portfolio 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	ZAR	4,422	USD	239	04/10/2025	$3,500
State Street Bank & Trust Co.	CAD	1,008	USD	706	04/11/2025	8,518
State Street Bank & Trust Co.	CAD	1,317	USD	903	04/11/2025	(9,363)
State Street Bank & Trust Co.	USD	1,968	CAD	2,860	04/11/2025	12,958
State Street Bank & Trust Co.	USD	2,005	CAD	2,854	04/11/2025	(29,008)
State Street Bank & Trust Co.	NOK	15,284	USD	1,368	04/16/2025	10,884
State Street Bank & Trust Co.	NOK	1,397	USD	122	04/16/2025	(1,648)
State Street Bank & Trust Co.	SEK	7,804	USD	730	04/16/2025	3,644
State Street Bank & Trust Co.	SEK	7,246	USD	657	04/16/2025	(17,300)
State Street Bank & Trust Co.	USD	558	NOK	6,252	04/16/2025	(2,998)
State Street Bank & Trust Co.	USD	291	SEK	3,180	04/16/2025	5,399
State Street Bank & Trust Co.	USD	713	SEK	7,589	04/16/2025	(6,620)
State Street Bank & Trust Co.	JPY	86,440	USD	581	04/24/2025	2,968
State Street Bank & Trust Co.	JPY	110,012	USD	731	04/24/2025	(4,456)
State Street Bank & Trust Co.	USD	774	JPY	115,133	04/24/2025	(4,568)
State Street Bank & Trust Co.	CHF	641	USD	722	05/09/2025	6,574
State Street Bank & Trust Co.	EUR	410	USD	430	05/09/2025	3,315
State Street Bank & Trust Co.	SGD	1,238	USD	917	05/09/2025	(1,654)
State Street Bank & Trust Co.	USD	312	CHF	277	05/09/2025	(3,310)
State Street Bank & Trust Co.	USD	743	EUR	709	05/09/2025	(5,135)
UBS	BRL	821	USD	142	03/06/2025	2,342
UBS	USD	140	BRL	821	03/06/2025	(926)
UBS	CZK	56,804	USD	2,357	03/28/2025	7,321
UBS	USD	719	CZK	17,364	03/28/2025	(465)
UBS	NZD	10,196	USD	5,713	04/09/2025	3,383
UBS	USD	2,492	NOK	28,414	04/16/2025	30,856
UBS	KRW	1,131,227	USD	782	04/17/2025	5,737
UBS	TWD	7,773	USD	237	05/23/2025	725

						$(1,192,311)

38 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts – 0.2%
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	3.09%	USD	11,950	$1,034,648	$827,948	$206,700

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
CNY	30,890	12/19/2029	China 7-Day Reverse Repo Rate	1.450%	Quarterly	$(43,056)	$	– 0	–	$(43,056)
CNY	18,447	02/20/2030	China 7-Day Reverse Repo Rate	1.616%	Quarterly	(4,042)		– 0	–	(4,042)
CNY	16,793	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	(5,174)		– 0	–	(5,174)
NZD	225	12/05/2034	3 Month BKBM	3.961%	Quarterly/ Semi-Annual	(991)		– 0	–	(991)
NZD	569	12/17/2034	3 Month BKBM	4.026%	Quarterly/Semi-Annual	(834)		– 0	–	(834)
NZD	1,998	12/20/2034	3 Month BKBM	3.965%	Quarterly/Semi-Annual	(8,667)		– 0	–	(8,667)
SEK	4,359	01/16/2035	3 Month STIBOR	2.771%	Quarterly/Annual	7,237		– 0	–	7,237
SEK	3,895	01/21/2035	3 Month STIBOR	2.570%	Quarterly/Annual	42		– 0	–	42
CHF	309	01/21/2035	1 Day SARON	0.461%	Annual	(843)		– 0	–	(843)

						$(56,328)	$	– 0	–	$(56,328)

ABFunds.com	AB All Market Total Return Portfolio 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	95		07/15/2025	$5,700
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	68		07/15/2025	4,102
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	62		07/15/2025	3,469
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	32		07/15/2025	1,594
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	27		07/15/2025	1,631
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2025	27
Direct Line Insurance Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2025	1
TI Fluid Systems PLC	SONIA plus 0.40%	Maturity	GBP	84		07/15/2025	573
TI Fluid Systems PLC	SONIA plus 0.40%	Maturity	GBP	42		07/15/2025	252
TI Fluid Systems PLC	SONIA plus 0.40%	Maturity	GBP	15		07/15/2025	93
Merrill Lynch International
Bloomberg Commodity Index	0.10%	Maturity	USD	13,428		03/17/2025	581,046
Morgan Stanley Capital Services LLC
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	280		10/20/2025	1,028
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	233		10/20/2025	1,195
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	180		10/20/2025	854
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	113		10/20/2025	508
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	88		10/20/2025	240
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	83		10/20/2025	496
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	43		10/20/2025	263
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	22		10/20/2025	(6)
CI Financial Corp.	CORRA plus 0.40%	Maturity	CAD	13		10/20/2025	82
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	88		10/20/2025	(178)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	86		10/20/2025	(174)

40 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	47		10/20/2025	$205
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	43		10/20/2025	(1,343)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	(1,225)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	(1,296)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	38		10/20/2025	61
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	37		10/20/2025	(76)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	34		10/20/2025	(82)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	33		10/20/2025	34
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	32		10/20/2025	(966)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	(20)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	(28)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	30		10/20/2025	(1,018)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	24		10/20/2025	(757)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	16		10/20/2025	(511)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	11		10/20/2025	(382)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	9		10/20/2025	(21)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	8		10/20/2025	(265)
Hargreaves Lansdown PLC	SONIA plus 0.50%	Maturity	GBP	0	***	10/20/2025	(8)
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	40		10/20/2025	273
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	39		10/20/2025	276
Innergex Renewable Energy, Inc.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2025	9
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	47		10/20/2025	3,190
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	42		10/20/2025	2,549
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	41		10/20/2025	1,343
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	32		10/20/2025	1,493

ABFunds.com	AB All Market Total Return Portfolio 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	31	10/20/2025	$1,086
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	29	10/20/2025	(401)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	1,768
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	1,410
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	913
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	860
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	26	10/20/2025	807
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	21	10/20/2025	(569)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	19	10/20/2025	967
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	19	10/20/2025	(306)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	18	10/20/2025	922
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	17	10/20/2025	1,316
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	15	10/20/2025	717
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	12	10/20/2025	599
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2025	249
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9	10/20/2025	604
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	9	10/20/2025	545
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	7	10/20/2025	337
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	6	10/20/2025	15
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	4	10/20/2025	433
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2	10/20/2025	106
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	2	10/20/2025	(43)
Spirent Communications PLC	SONIA plus 0.50%	Maturity	GBP	1	10/20/2025	(10)
Swiss Market Index Futures	0.00%	Maturity	CHF	778	03/21/2025	3,408
Swiss Market Index Futures	0.00%	Maturity	CHF	130	03/21/2025	122

42 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Bank of America NA
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	67	05/20/2027	$(2,182)
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	39	05/20/2027	(101)
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	36	05/20/2027	(170)
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	30	05/20/2027	(581)
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	23	05/20/2027	119
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	20	05/20/2027	214
Schlumberger NV	OBFR minus 0.30%	Maturity	USD	17	05/20/2027	119
Goldman Sachs International
Amcor PLC	SOFR minus 0.35%	Maturity	USD	109	07/15/2025	6,158
Amcor PLC	SOFR minus 0.35%	Maturity	USD	81	07/15/2025	(85)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	79	07/15/2025	(907)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	72	07/15/2025	(2,272)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	62	07/15/2025	3,231
Amcor PLC	SOFR minus 0.35%	Maturity	USD	60	07/15/2025	(1,932)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	55	07/15/2025	2,555
Amcor PLC	SOFR minus 0.35%	Maturity	USD	52	07/15/2025	3,212
Amcor PLC	SOFR minus 0.35%	Maturity	USD	33	07/15/2025	1,766
Amcor PLC	SOFR minus 0.35%	Maturity	USD	31	07/15/2025	1,979
Amcor PLC	SOFR minus 0.35%	Maturity	USD	27	07/15/2025	1,250
Amcor PLC	SOFR minus 0.35%	Maturity	USD	21	07/15/2025	(162)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	21	07/15/2025	(1,331)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	– 0	–
Amcor PLC	SOFR minus 0.35%	Maturity	USD	2	07/15/2025	111
Amcor PLC	SOFR minus 0.35%	Maturity	USD	2	07/15/2025	76
Amcor PLC	SOFR minus 0.35%	Maturity	USD	1	07/15/2025	(48)

ABFunds.com	AB All Market Total Return Portfolio 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Amcor PLC	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	$8
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	53	07/15/2025	(5,494)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	38	07/15/2025	(4,037)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	35	07/15/2025	(3,375)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	18	07/15/2025	(1,521)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	15	07/15/2025	(1,602)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	1	07/15/2025	(21)
Aviva PLC	SONIA minus 0.35%	Maturity	GBP	0	***	07/15/2025	– 0	–
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	488	07/15/2025	(136,964)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	235	07/15/2025	(64,756)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	112	07/15/2025	(30,941)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	88	07/15/2025	(24,488)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	81	07/15/2025	(22,500)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	76	07/15/2025	(19,178)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	76	07/15/2025	(21,255)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	75	07/15/2025	(17,611)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	63	07/15/2025	(16,188)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	51	07/15/2025	(13,378)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	46	07/15/2025	(11,678)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	46	07/15/2025	(12,198)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	45	07/15/2025	(11,688)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	36	07/15/2025	(8,414)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	21	07/15/2025	(5,869)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	19	07/15/2025	(4,259)
Capital One Financial Corp.	SOFR minus 0.35%	Maturity	USD	18	07/15/2025	(4,679)

44 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Equinox Gold Corp.	CORRA minus 0.35%	Maturity	CAD	55	07/15/2025	$(475)
Equinox Gold Corp.	CORRA minus 0.35%	Maturity	CAD	40	07/15/2025	749
Equinox Gold Corp.	CORRA minus 0.35%	Maturity	CAD	27	07/15/2025	(93)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	12	07/15/2025	1,623
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	12	07/15/2025	1,518
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	10	07/15/2025	1,342
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	10	07/15/2025	1,013
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	10	07/15/2025	(617)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	8	07/15/2025	1,168
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	8	07/15/2025	1,066
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	7	07/15/2025	(353)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	6	07/15/2025	462
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	6	07/15/2025	175
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	6	07/15/2025	(197)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	5	07/15/2025	544
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	5	07/15/2025	73
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	5	07/15/2025	(150)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	560
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	532
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	513
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	430
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	(26)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	(44)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	4	07/15/2025	(86)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	3	07/15/2025	357

ABFunds.com	AB All Market Total Return Portfolio 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	$39
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	(141)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	2		07/15/2025	353
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	2		07/15/2025	(175)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	172
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	141
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	133
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	99
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	11
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	(8)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	(11)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	(45)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	50
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	(9)
First Busey Corp.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	(23)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	88		07/15/2025	420
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	83		07/15/2025	12,360
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	79		07/15/2025	(716)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	67		07/15/2025	(328)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	61		07/15/2025	(311)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	52		07/15/2025	(217)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	50		07/15/2025	7,554
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	50		07/15/2025	4,427
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	50		07/15/2025	4,045
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	41		07/15/2025	2,131

46 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	30		07/15/2025	$3,982
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	30		07/15/2025	531
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	29		07/15/2025	2,280
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	715
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	679
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	12		07/15/2025	1,016
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	8		07/15/2025	456
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	8		07/15/2025	141
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	396
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	3		07/15/2025	146
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	78
Omnicom Group, Inc.	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	7
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	241		07/15/2025	84,193
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	98		07/15/2025	23,410
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	70		07/15/2025	15,329
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	67		07/15/2025	(1,462)
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	64		07/15/2025	14,822
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	63		07/15/2025	(1,958)
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	58		07/15/2025	20,302
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	55		07/15/2025	12,059
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	52		07/15/2025	18,454
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	52		07/15/2025	11,208
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	49		07/15/2025	10,141
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	41		07/15/2025	8,234
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	39		07/15/2025	8,479

ABFunds.com	AB All Market Total Return Portfolio 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	37		07/15/2025	$9,190
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	34		07/15/2025	7,345
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	34		07/15/2025	2,699
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	33		07/15/2025	2,387
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	32		07/15/2025	6,465
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	28		07/15/2025	6,563
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	23		07/15/2025	4,416
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	20		07/15/2025	1,562
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	17		07/15/2025	5,833
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	14		07/15/2025	2,802
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	14		07/15/2025	2,213
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	12		07/15/2025	2,956
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	10		07/15/2025	(58)
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	1,265
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	6		07/15/2025	235
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	4		07/15/2025	961
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	170
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	159
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	1		07/15/2025	43
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	110
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	78
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	62
Schlumberger NV	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	51
Morgan Stanley Capital Services LLC
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	15		10/20/2025	446
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	13		10/20/2025	226

48 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	8		10/20/2025	$379
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	6		10/20/2025	184
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	5
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	5
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	2
Atlantic Union Bankshares Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	2
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	23		10/20/2025	5,942
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	100		10/20/2025	16,412
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	63		10/20/2025	616
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	53		10/20/2025	(2,502)
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	43		10/20/2025	6,898
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	27		10/20/2025	(257)
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	25		10/20/2025	4,110
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2025	(328)
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	16		10/20/2025	3,204
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	13		10/20/2025	2,685
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	13		10/20/2025	2,127

ABFunds.com	AB All Market Total Return Portfolio 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
CoStar Group, Inc.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2025	$17
Herc Holdings, Inc.	FedFund Effective minus 0.35%	Maturity	USD	153	10/20/2025	38,542
IBOVESPA Futures Contract	0.00%	Maturity	BRL	2,276	04/16/2025	12,332
IBOVESPA Futures Contract	0.00%	Maturity	BRL	379	04/16/2025	1,526
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	417,000	03/13/2025	16,134
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	333,600	03/13/2025	1,067
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	353	10/20/2025	(11,465)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	45	10/20/2025	(734)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	30	10/20/2025	(1,077)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	26	10/20/2025	27
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	24	10/20/2025	(101)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2025	1,365
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2025	255
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	17	10/20/2025	(207)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	15	10/20/2025	1,155
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	13	10/20/2025	1,115
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	13	10/20/2025	266
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	10	10/20/2025	(59)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	10	10/20/2025	(330)

50 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	10	10/20/2025	$(697)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	8	10/20/2025	638
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	8	10/20/2025	(62)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	6	10/20/2025	400
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	5	10/20/2025	165
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	5	10/20/2025	(97)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	5	10/20/2025	(406)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	4	10/20/2025	258
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	4	10/20/2025	252
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	4	10/20/2025	(84)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	3	10/20/2025	111
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	3	10/20/2025	(207)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(11)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(13)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(21)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(27)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2025	(39)

ABFunds.com	AB All Market Total Return Portfolio 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2025	$(86)
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	3
Renasant Corp.	FedFund Effective minus 0.35%	Maturity	USD	0		10/20/2025	(13)
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	74		10/20/2025	12,751
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	63		10/20/2025	14,746
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	55		10/20/2025	9,532
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	50		10/20/2025	12,446
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	49		10/20/2025	11,267
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	36		10/20/2025	9,534
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	30		10/20/2025	7,920
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	27		10/20/2025	6,459
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	25		10/20/2025	6,807
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	25		10/20/2025	4,485
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	24		10/20/2025	5,616
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2025	2,716
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	18		10/20/2025	4,718
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	16		10/20/2025	2,129

52 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	15		10/20/2025	$1,830
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	12		10/20/2025	4,605
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	11		10/20/2025	2,389
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	10		10/20/2025	2,682
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	10		10/20/2025	1,926
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	8		10/20/2025	1,911
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	5		10/20/2025	1,255
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	6		10/20/2025	1,884
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	3		10/20/2025	1,042
Synopsys, Inc.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2025	98

							$750,995

***	Notional amount less than 500.

(a)	Fair valued by the Adviser.

(b)	Non-income producing security.

(c)	Escrow shares.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)	Defaulted.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $63,585,198 or 15.1% of net assets.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.

ABFunds.com	AB All Market Total Return Portfolio 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.

(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	$359,682	$	– 0 –	0.00%

(m)	Defaulted matured security.

(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2025.

(o)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Exide Technologies 11.00%, 10/31/2024	06/21/2019 - 10/26/2020	$17,967	$	– 0 –	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372		– 0 –	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	30,992		– 0 –	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15		– 0 –	0.00%

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

54 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Right

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 55

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

February 28, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $366,775,357)	$394,215,311	(a)
Affiliated issuers (cost $35,522,521—including investment of cash collateral for securities loaned of $309,510)	35,522,521
Cash	3,282
Cash collateral due from broker	8,722,547
Foreign currencies, at value (cost $1,070,362)	1,041,259
Receivable for investment securities sold and foreign currency transactions	12,709,498
Unaffiliated interest and dividends receivable	1,592,022
Unrealized appreciation on forward currency exchange contracts	1,437,263
Receivable for variation margin on futures	1,384,509
Unrealized appreciation on total return swaps	1,238,871
Affiliated dividends receivable	51,366
Receivable for variation margin on centrally cleared swaps	44,705
Receivable due from Adviser	22,166
Receivable for shares of beneficial interest sold	6,904
Receivable for terminated total return swaps	2,818
Receivable for terminated centrally cleared interest rate swaps	2,195

Total assets	457,997,237

Liabilities
Payable for investment securities purchased and foreign currency transactions	32,211,042
Unrealized depreciation on forward currency exchange contracts	2,629,574
Unrealized depreciation on total return swaps	487,876
Payable for collateral received on securities loaned	309,510
Advisory fee payable	179,410
Payable for shares of beneficial interest redeemed	114,019
Distribution fee payable	73,222
Transfer Agent fee payable	30,059
Foreign capital gains tax payable	18,220
Trustees’ fees payable	6,768
Accrued expenses	680,792

Total liabilities	36,740,492

Net Assets	$421,256,745

Composition of Net Assets
Shares of beneficial interest, at par	$274
Additional paid-in capital	424,324,382
Accumulated loss	(3,067,911)

Net Assets	$421,256,745

(a)	Includes securities on loan with a value of $1,065,388 (see Note E).

See notes to consolidated financial statements.

56 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$367,693,842	23,983,822	$15.33	*

C	$2,574,676	170,182	$15.13

Advisor	$50,654,638	3,258,689	$15.54

I	$333,589	21,033	$15.86

*	The maximum offering price per share for Class A shares was $16.01 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 57

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 28, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $33,380)	$2,615,991
Affiliated issuers	387,326
Interest (net of foreign taxes withheld of $14,157)	2,950,093
Securities lending income	22,452	$5,975,862

Expenses
Advisory fee (see Note B)	1,188,956
Distribution fee—Class A	471,846
Distribution fee—Class C	14,136
Transfer agency—Class A	183,576
Transfer agency—Class C	1,530
Transfer agency—Advisor Class	25,152
Transfer agency—Class I	202
Custody and accounting	245,724
Audit and tax	67,358
Registration fees	43,567
Printing	42,322
Legal	26,605
Trustees’ fees	13,320
Miscellaneous	31,429

Total expenses	2,355,723
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(100,513)

Net expenses		2,255,210

Net investment income		3,720,652

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		23,365,252
Forward currency exchange contracts		3,774,770
Futures		1,619,467
Swaps		(763,462)
Foreign currency transactions		2,345,408
Net change in unrealized appreciation (depreciation) of:
Investments(b)		(23,449,889)
Forward currency exchange contracts		196,501
Futures		(4,379,654)
Swaps		1,263,217
Foreign currency denominated assets and liabilities		37,306

Net gain on investment and foreign currency transactions		4,008,916

Contributions from Affiliates (see Note B)		11,605

Net Increase in Net Assets from Operations		$7,741,173

(a)	Net of foreign realized capital gains taxes of $14,176.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,631.

See notes to consolidated financial statements.

58 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,720,652		$9,862,647
Net realized gain on investment and foreign currency transactions	30,341,435		34,201,650
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(26,332,519)		17,353,362
Contributions from Affiliates (see Note B)	11,605		29,592

Net increase in net assets from operations	7,741,173		61,447,251
Distributions to Shareholders
Class A	(11,247,753)		(4,839,663)
Class C	(63,023)		(10,518)
Advisor Class	(1,624,273)		(773,807)
Class R	– 0	–	(17,281)
Class K	– 0	–	(55,423)
Class I	(10,184)		(3,973)
Transactions in Shares of Beneficial Interest
Net decrease (see Note F)	(17,527,775)		(69,147,592)

Total decrease	(22,731,835)		(13,401,006)
Net Assets
Beginning of period	443,988,580		457,389,586

End of period	$421,256,745		$443,988,580

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 28, 2025 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of February 28, 2025, net assets of the Fund were $421,256,745, of which $11,217,976, or approximately 3%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those

60 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are

ABFunds.com	AB All Market Total Return Portfolio 61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived

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credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$29,879,514		$3,095,903		$754,135	(a)	$33,729,552
Financials	15,698,191		10,205,279		40,231		25,943,701
Health Care	17,097,915		3,083,660		– 0	–	20,181,575
Consumer Discretionary	12,468,314		4,285,981		2,275	(a)	16,756,570
Industrials	10,165,135		5,397,670		– 0	–	15,562,805
Communication Services	10,000,145		1,537,747		– 0	–	11,537,892
Consumer Staples	5,678,333		2,273,449		1,568		7,953,350
Materials	4,902,673		631,007		– 0	–	5,533,680
Energy	2,605,520		1,972,766		0	(a)	4,578,286
Utilities	2,837,859		908,312		– 0	–	3,746,171
Real Estate	866,742		302,080		– 0	–	1,168,822
Investment Companies	79,882,091		– 0	–	– 0	–	79,882,091
Governments – Treasuries	– 0	–	67,916,166		– 0	–	67,916,166
Corporates – Investment Grade	– 0	–	33,266,030		– 0	–	33,266,030
Mortgage Pass-Throughs	– 0	–	19,856,702		– 0	–	19,856,702
Collateralized Loan Obligations	– 0	–	5,053,541		– 0	–	5,053,541
Covered Bonds	– 0	–	4,530,764		– 0	–	4,530,764
Asset-Backed Securities	– 0	–	3,553,143		– 0	–	3,553,143
Collateralized Mortgage Obligations	– 0	–	3,162,553		– 0	–	3,162,553
Governments – Sovereign Agencies	– 0	–	2,972,118		– 0	–	2,972,118
Local Governments – Provincial Bonds	– 0	–	2,735,672		– 0	–	2,735,672
Commercial Mortgage-Backed Securities	– 0	–	2,651,186		– 0	–	2,651,186
Governments – Sovereign Bonds	– 0	–	2,492,420		– 0	–	2,492,420
Emerging Markets – Treasuries	– 0	–	2,083,138		0	(a)	2,083,138
Inflation-Linked Securities	– 0	–	1,559,587		– 0	–	1,559,587
Supranationals	– 0	–	1,407,832		– 0	–	1,407,832
Local Governments – Regional Bonds	– 0	–	661,566		– 0	–	661,566
Local Governments – US Municipal Bonds	– 0	–	567,296		– 0	–	567,296
Quasi-Sovereigns	– 0	–	259,623		– 0	–	259,623
Corporates – Non-Investment Grade	– 0	–	– 0	–	242,415	(a)	242,415

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Investments in Securities:	Level 1			Level 2			Level 3		Total
Preferred Stocks	$	– 0	–	$	– 0	–	$117,000		$117,000
Rights		– 0	–		– 0	–	61,228		61,228
Emerging Markets – Corporate Bonds		– 0	–		– 0	–	0	(a)	– 0	–
Warrants		– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments:
Investment Companies		35,213,011			– 0	–	– 0	–	35,213,011
U.S. Treasury Bills		– 0	–		11,673,253		– 0	–	11,673,253
Treasury Bills		– 0	–		817,583		– 0	–	817,583
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		309,510			– 0	–	– 0	–	309,510

Total Investments in Securities		227,604,953			200,914,027		1,218,852	(a)	429,737,832
Other Financial Instruments(b):
Assets:
Futures		1,801,111			– 0	–	– 0	–	1,801,111	(c)
Forward Currency Exchange Contracts		– 0	–		1,437,263		– 0	–	1,437,263
Centrally Cleared Credit Default Swaps		– 0	–		1,034,648		– 0	–	1,034,648	(c)
Centrally Cleared Interest Rate Swaps		– 0	–		7,279		– 0	–	7,279	(c)
Total Return Swaps		– 0	–		1,238,871		– 0	–	1,238,871
Liabilities:
Futures		(3,527,347)			– 0	–	– 0	–	(3,527,347	)(c)
Forward Currency Exchange Contracts		– 0	–		(2,629,574)		– 0	–	(2,629,574)
Centrally Cleared Interest Rate Swaps		– 0	–		(63,607)		– 0	–	(63,607	)(c)
Total Return Swaps		– 0	–		(487,876)		– 0	–	(487,876)

Total		$225,878,717			$201,451,031		$1,218,852	(a)	$428,548,600

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities

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are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.07%, 1.82%, .82% and .82% of the daily average net assets for the Class A, Class C, Advisor Class and Class I, respectively. For the six months ended February 28, 2025, such reimbursements/waivers amounted to $82,610.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $46,644 for the six months ended February 28, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,378 from the sale of Class A shares and received $784 and $47 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2025, such waiver amounted to $16,209.

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A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,609	$135,043	$122,439	$35,213	$387
AB Government Money Market Portfolio*	4,756	78,902	83,348	310	6

Total				$35,523	$393

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended February 28, 2025 and the year ended August 31, 2024, the Adviser reimbursed the Fund $11,605 and $29,592, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being a “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$190,082,142	$201,541,748
U.S. government securities	169,330,857	164,766,193

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$37,062,883
Gross unrealized depreciation	(11,640,109)

Net unrealized appreciation	$25,422,774

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the

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segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The

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Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in

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basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended February 28, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2025, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended February 28, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,415,331	*	Payable for variation margin on futures	$1,022,918	*

Equity contracts	Receivable for variation margin on futures	274,338	*	Payable for variation margin on futures	2,504,429	*

Commodity contracts	Receivable for variation margin on futures	111,442	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	206,700	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	7,279	*	Payable for variation margin on centrally cleared swaps	63,607	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,437,263		Unrealized depreciation on forward currency exchange contracts	2,629,574

Commodity contracts	Unrealized appreciation on total return swaps	581,046

Equity contracts	Unrealized appreciation on total return swaps	657,825		Unrealized depreciation on total return swaps	487,876

Total		$4,691,224			$6,708,404

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(2,673,874)	$(352,559)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	3,971,843	(4,053,790)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	321,498	26,695

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	3,774,770	196,501

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(171,632)	(61,796)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(471,914)	1,362,440

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	43,470	240,046

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(163,386)	(277,473)

Total		$4,630,775	$(2,919,936)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2025:

Futures:
Average notional amount of buy contracts	$268,953,530
Average notional amount of sale contracts	$53,962,850
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$130,099,569
Average principal amount of sale contracts	$249,754,521
Centrally Cleared Interest Rate Swaps:
Average notional amount	$26,579,302
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$9,698,194	(a)
Average notional amount of sale contracts	$13,236,803
Total Return Swaps:
Average notional amount	$28,157,378

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of February 28, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Total Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$312,047	$(312,047)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	88,814	(88,814)	– 0	–	– 0	–	– 0	–
Citibank NA	111,723	(111,723)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	126,833	(35,223)	– 0	–	– 0	–	91,610
Goldman Sachs Bank USA/Goldman Sachs International	401,265	(401,265)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	18,376	(793)	– 0	–	– 0	–	17,583
JPMorgan Chase Bank	205,899	(113,317)	– 0	–	– 0	–	92,582
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	635,355	(437,066)	– 0	–	– 0	–	198,289
Standard Chartered Bank	3,372	– 0	–	– 0	–	– 0	–	3,372
State Street Bank & Trust Co.	141,040	(141,040)	– 0	–	– 0	–	– 0	–
UBS	50,364	(1,391)	– 0	–	– 0	–	48,973

Total	$2,095,088	$(1,642,679)	$	– 0	–	$	– 0	–	$452,409	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$989,845	$(312,047)	$	– 0	–	$	– 0	–	$677,798
Barclays Capital, Inc.	346,122	(88,814)	– 0	–	– 0	–	257,308
BNP Paribas SA	200,056	– 0	–	– 0	–	– 0	–	200,056
Citibank NA	218,769	(111,723)	– 0	–	– 0	–	107,046
Deutsche Bank AG	35,223	(35,223)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	494,316	(401,265)	– 0	–	– 0	–	93,051
HSBC Bank USA	793	(793)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank	113,317	(113,317)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	437,066	(437,066)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	280,552	(141,040)	– 0	–	– 0	–	139,512
UBS	1,391	(1,391)	– 0	–	– 0	–	– 0	–

Total	$3,117,450	$(1,642,679)	$	– 0	–	$	– 0	–	$1,474,771	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB All Market Total Return Portfolio (Cayman), Ltd.

	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Merrill Lynch International	$581,046	$	– 0	–	$	– 0	–	$	– 0	–	$581,046

Total	$581,046	$	– 0	–	$	– 0	–	$	– 0	–	$581,046	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$1,065,388	$309,510	$815,771	$16,522	$5,930	$1,694

*	As of February 28, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class A
Shares sold	119,877	247,327	$1,854,470	$3,542,710

Shares issued in reinvestment of dividends	667,880	311,496	9,971,468	4,339,144

Shares converted from Class C	11,373	72,638	175,232	1,005,830

Shares redeemed	(1,779,818)	(4,289,258)	(27,509,308)	(61,079,337)

Net decrease	(980,688)	(3,657,797)	$(15,508,138)	$(52,191,653)

Class C
Shares sold	7,711	24,510	$117,586	$347,168

Shares issued in reinvestment of dividends	4,205	737	62,023	10,151

Shares converted to Class A	(11,558)	(73,905)	(175,232)	(1,005,830)

Shares redeemed	(19,687)	(47,716)	(299,360)	(682,364)

Net decrease	(19,329)	(96,374)	$(294,983)	$(1,330,875)

Advisor Class
Shares sold	190,200	347,603	$2,945,498	$5,048,072

Shares issued in reinvestment of dividends	86,304	44,478	1,305,772	628,031

Shares redeemed	(380,621)	(982,177)	(5,987,686)	(13,918,454)

Net decrease	(104,117)	(590,096)	$(1,736,416)	$(8,242,351)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)			Year Ended August 31, 2024

Class R
Shares sold	– 0	–	14,424	$	– 0	–	$204,704

Shares issued in reinvestment of dividends	– 0	–	1,256		– 0	–	17,281

Shares redeemed	– 0	–	(193,438)		– 0	–	(2,774,324)

Net decrease	– 0	–	(177,758)	$	– 0	–	$(2,552,339)

Class K
Shares sold	– 0	–	14,479	$	– 0	–	$209,856

Shares issued in reinvestment of dividends	– 0	–	3,999		– 0	–	55,422

Shares redeemed	– 0	–	(354,211)		– 0	–	(5,128,362)

Net decrease	– 0	–	(335,733)	$	– 0	–	$(4,863,084)

Class I
Shares sold	382		1,422		$6,050		$30,161 (a)

Shares issued in reinvestment of dividends and distributions	660		276		10,183		3,973

Shares redeemed	(275)		(97)		(4,471)		(1,424)

Net increase	767		1,601		$11,762		$32,710

(a)	Includes contribution of $8,765 from Adviser.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The

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issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk— Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2025.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$5,700,665		$13,416,089
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$5,700,665		$13,416,089

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,265,189
Accumulated capital and other losses	(18,637,120	)(a)
Unrealized appreciation (depreciation)	27,257,410	(b)

Total accumulated earnings (deficit)	$11,885,479	(c)

(a)

As of August 31, 2024, the Fund had a net capital loss carryforward of $17,555,463. During the fiscal year, the Fund utilized $37,056,525 of capital loss carry forwards to offset current year net realized gains. As of August 31, 2024, the cumulative deferred loss on straddles was $1,081,657.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had a net short-term capital loss carryforward of $17,555,463, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

86 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2025		Year Ended August 31,
	(unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 15.53		$ 13.68		$ 13.75		$ 18.16		$ 15.44		$ 15.65

Income From Investment Operations

Net investment income(a)(b)	.13		.31		.28		.10		.16		.19

Net realized and unrealized gain (loss) on investment transactions	.14		1.72		.02	(c)	(2.90)		3.03		.07 (c)

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	.27		2.03		.30		(2.80)		3.19		.26

Less: Dividends and Distributions

Dividends from net investment income	(.47)		(.18)		(.37)		– 0	–	(.47)		(.34)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.47)		(.18)		(.37)		(1.61)		(.47)		(.47)

Net asset value, end of period	$ 15.33		$ 15.53		$ 13.68		$ 13.75		$ 18.16		$ 15.44

Total Return

Total investment return based on net asset value(e)	1.82%		14.96%		2.26%		(16.85)%		21.16%		1.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$367,693		$387,762		$391,500		$433,654		$586,995		$530,168

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.07	%^	1.07%		1.08%		1.02%		1.03%		1.03%

Expenses, before waivers/reimbursements(f)‡	1.11	%^	1.08%		1.10%		1.03%		1.05%		1.04%

Net investment income(b)	1.70	%^	2.21%		2.08%		.64%		.99%		1.23%

Portfolio turnover rate	95%		182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 91.

ABFunds.com	AB All Market Total Return Portfolio 87

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2025		Year Ended August 31,
	(unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 15.26		$ 13.42		$ 13.45		$ 17.92		$ 15.20		$ 15.38

Income From Investment Operations

Net investment income (loss)(a)(b)	.07		.20		.17		(.02)		(.10)		.08

Net realized and unrealized gain (loss) on investment transactions	.14		1.68		.03	(c)	(2.84)		3.13		.05 (c)

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	.21		1.88		.20		(2.86)		3.03		.13

Less: Dividends and Distributions

Dividends from net investment income	(.34)		(.04)		(.23)		– 0	–	(.31)		(.18)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.34)		(.04)		(.23)		(1.61)		(.31)		(.31)

Net asset value, end of period	$ 15.13		$ 15.26		$ 13.42		$ 13.45		$ 17.92		$ 15.20

Total Return

Total investment return based on net asset value(e)	1.45%		14.15%		1.43%		(17.50)%		20.33%		.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,575		$2,892		$3,835		$5,845		$10,537		$23,156

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.82	%^	1.84%		1.84%		1.78%		1.78%		1.79%

Expenses, before waivers/reimbursements(f)‡	1.88	%^	1.85%		1.86%		1.79%		1.80%		1.80%

Net investment income (loss)(b)	.95	%^	1.45%		1.31%		(.16)%		(.61)%		.52%

Portfolio turnover rate	95%		182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 91.

88 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2025		Year Ended August 31,
	(unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 15.76		$ 13.88		$ 13.95		$ 18.35		$ 15.60		$ 15.81

Income From Investment Operations

Net investment income(a)(b)	.15		.35		.32		.14		.20		.23

Net realized and unrealized gain (loss) on investment transactions	.14		1.74		.02	(c)	(2.93)		3.06		.07 (c)

Contributions from Affiliates	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	.29		2.09		.34		(2.79)		3.26		.30

Less: Dividends and Distributions

Dividends from net investment income	(.51)		(.21)		(.41)		– 0	–	(.51)		(.38)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.51)		(.21)		(.41)		(1.61)		(.51)		(.51)

Net asset value, end of period	$ 15.54		$15.76		$ 13.88		$ 13.95		$ 18.35		$ 15.60

Total Return

Total investment return based on net asset value(e)	1.99%		15.25%		2.50%		(16.61)%		21.43%		1.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,655		$53,009		$54,860		$63,739		$84,018		$75,493

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82	%^	.82%		.83%		.77%		.78%		.78%

Expenses, before waivers/reimbursements(f)‡	.86	%^	.83%		.85%		.78%		.79%		.79%

Net investment income(b)	1.94	%^	2.46%		2.33%		.89%		1.22%		1.48%

Portfolio turnover rate	95%		182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 91.

ABFunds.com	AB All Market Total Return Portfolio 89

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended February 28, 2025		Year Ended August 31,
	(unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 16.07		$ 13.67		$ 14.11		$ 18.55		$ 15.76		$ 15.97

Income From Investment Operations

Net investment income (loss)(a)(b)	.16		.36		(.04	)(g)	.14		.22		.22

Net realized and unrealized gain (loss) on investment transactions	.14		1.80		.01	(c)	(2.97)		3.07		.07 (c)

Contributions from Affiliates	.00	(d)	.45		– 0	–	– 0	–	– 0	–	.00 (d)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Net increase (decrease) in net asset value from operations	.30		2.61		(.03)		(2.83)		3.29		.29

Less: Dividends and Distributions

Dividends from net investment income	(.51)		(.21)		(.41)		– 0	–	(.50)		(.37)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(1.61)		– 0	–	(.13)

Total dividends and distributions	(.51)		(.21)		(.41)		(1.61)		(.50)		(.50)

Net asset value, end of period	$ 15.86		$ 16.07		$ 13.67		$ 14.11		$ 18.55		$ 15.76

Total Return

Total investment return based on net asset value(e)	1.94%		19.30	%*	(.25	)%(g)	(16.64)%		21.44%		1.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$334		$326		$255		$287		$338		$271

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82	%^	.82%		3.48	%(g)	.80%		.81%		.80%

Expenses, before waivers/reimbursements(f)‡	.89	%^	.83%		3.50	%(g)	.81%		.83%		.82%

Net investment income (loss)(b)	1.95	%^	2.47%		(.32	)%(g)	.88%		1.31%		1.44%

Portfolio turnover rate.	95%		182%		70%		105%		117%		76%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%		.02%		.02%		.02%

See footnote summary on page 91.

90 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2025 and for the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .01% (annualized), .01%, .02%, .01%, .01% and .01%, respectively.

(g)	Reflects a onetime non-recurring accrual adjustment.

*	Includes a contribution from the Adviser which enhanced the performance for the year ended August 31, 2024 by 3.38%.

^	Annualized.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 91

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

92 AB All Market Total Return Portfolio	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB All Market Total Return Portfolio 93

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or

94 AB All Market Total Return Portfolio	ABFunds.com

class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective June 1, 2024. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB All Market Total Return Portfolio 95

NOTES

96 AB All Market Total Return Portfolio	ABFunds.com

AB ALL MARKET TOTAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMTR-0152-0225

February 28, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.4%
Information Technology – 22.8%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	10,837	$1,008,383
GCI Liberty, Inc.(a)(b)(c)(d)	486	– 0	–

		1,008,383

Electronic Equipment, Instruments & Components – 4.0%
Flex Ltd.(a)	53,274	2,018,552
TE Connectivity PLC	9,894	1,523,973

		3,542,525

IT Services – 1.5%
Accenture PLC – Class A	3,965	1,381,802

Semiconductors & Semiconductor Equipment – 7.3%
Broadcom, Inc.	4,773	951,879
Monolithic Power Systems, Inc.	1,572	960,508
NVIDIA Corp.	13,155	1,643,323
NXP Semiconductors NV	6,916	1,491,020
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,217	1,483,415

		6,530,145

Software – 7.2%
Cadence Design Systems, Inc.(a)	4,662	1,167,831
Microsoft Corp.	6,147	2,440,297
Palo Alto Networks, Inc.(a)	6,195	1,179,714
Salesforce, Inc.	5,728	1,706,085

		6,493,927

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	6,288	1,520,690

		20,477,472

Health Care – 12.5%
Health Care Equipment & Supplies – 6.8%
Alcon AG(a)(e)	15,508	1,434,490
Becton Dickinson & Co.	5,829	1,314,614
GE HealthCare Technologies, Inc.	19,734	1,723,765
Hologic, Inc.(a)	11,310	716,941
Stryker Corp.	2,450	946,165

		6,135,975

Health Care Providers & Services – 1.4%
UnitedHealth Group, Inc.	2,658	1,262,444

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 3.1%
Bruker Corp.	16,979	$801,748
Danaher Corp.	5,100	1,059,576
ICON PLC(a)	4,679	889,104

		2,750,428

Pharmaceuticals – 1.2%
Johnson & Johnson	6,639	1,095,568

		11,244,415

Financials – 11.5%
Capital Markets – 4.6%
Intercontinental Exchange, Inc.	10,794	1,869,845
Jefferies Financial Group, Inc.	19,602	1,297,652
LPL Financial Holdings, Inc.	2,429	902,956

		4,070,453

Financial Services – 4.1%
Fiserv, Inc.(a)	7,632	1,798,786
Visa, Inc. – Class A	5,218	1,892,621

		3,691,407

Insurance – 2.8%
Aflac, Inc.	11,820	1,293,936
Reinsurance Group of America, Inc. – Class A	6,019	1,219,991

		2,513,927

		10,275,787

Industrials – 10.1%
Commercial Services & Supplies – 5.4%
Tetra Tech, Inc.	33,735	984,725
Veralto Corp.	20,374	2,032,510
Waste Management, Inc.	8,035	1,870,387

		4,887,622

Construction & Engineering – 1.3%
AECOM	11,755	1,176,088

Electrical Equipment – 3.4%
Emerson Electric Co.	10,119	1,230,571
Rockwell Automation, Inc.	6,252	1,795,262

		3,025,833

		9,089,543

Consumer Discretionary – 2.8%
Automobile Components – 1.4%
Aptiv PLC(a)	19,217	1,251,411

Textiles, Apparel & Luxury Goods – 1.4%
On Holding AG – Class A(a)	25,097	1,216,703

		2,468,114

Consumer Staples – 1.9%
Household Products – 1.9%
Procter & Gamble Co. (The)	9,540	1,658,434

2 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 1.6%
Electric Utilities – 1.6%
NextEra Energy, Inc.	20,375	$1,429,714

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	25,110	1,105,844

Total Common Stocks (cost $50,709,334)		57,749,323

	Principal Amount (000)
GOVERNMENTS - TREASURIES – 30.6%
U.S. Treasury Bonds 2.50%, 02/15/2046	$164	117,173
3.00%, 05/15/2042	105	85,838
3.00%, 02/15/2048	464	356,265
3.625%, 02/15/2053	114	97,060
3.875%, 02/15/2043	102	93,713
3.875%, 05/15/2043	80	73,325
4.25%, 02/15/2054	399	380,583
4.375%, 08/15/2043	115	112,654
4.50%, 02/15/2044	51	51,006
4.75%, 11/15/2043	2,783	2,853,904
4.75%, 11/15/2053	2,677	2,764,632
6.125%, 08/15/2029	1,373	1,487,668
U.S. Treasury Notes 0.625%, 05/15/2030	1,071	899,892
2.75%, 08/15/2032	116	105,633
3.50%, 01/31/2028	836	824,932
3.75%, 12/31/2028	362	358,394
3.875%, 12/31/2027	379	377,675
3.875%, 08/15/2033	95	92,584
4.00%, 02/29/2028	521	520,500
4.00%, 06/30/2028	218	217,900
4.00%, 01/31/2029	40	39,669
4.125%, 09/30/2027	2,148	2,155,785
4.125%, 10/31/2027	1,697	1,702,669
4.125%, 11/15/2032	115	114,884
4.375%, 11/30/2028	389	393,741
4.375%, 05/15/2034	2,358	2,385,228
4.50%, 04/15/2027	160	161,196
4.50%, 11/15/2033	1,806	1,844,635
4.625%, 09/30/2028	3,911	3,988,914
4.875%, 10/31/2028	1,169	1,202,815
4.875%, 10/31/2030	1,520	1,580,533

Total Governments - Treasuries (cost $27,372,682)		27,441,400

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

AGENCIES – 2.4%
Agency Debentures – 2.4%
Federal Home Loan Banks 4.125%, 01/15/2027	$85	$85,181
4.50%, 03/13/2026	835	837,889
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,296,684

Total Agencies (cost $2,391,819)		2,219,754

	Shares
SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(f)(g)(h) (cost $1,783,211)	1,783,211	1,783,211

	Principal Amount (000)
U.S. Treasury Bills – 0.6%
U.S. Treasury Bill Zero Coupon, 05/15/2025 (cost $538,561)	$543	538,579

Total Investments – 100.0% (cost $82,795,607)		89,732,267
Other assets less liabilities – 0.0%		(25,311)

Net Assets – 100.0%		$89,706,956

(a)	Non-income producing security.

(b)	Fair valued by the Adviser.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Escrow shares.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

4 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

February 28, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $81,012,396)	$87,949,056	(a)
Affiliated issuers (cost $1,783,211)	1,783,211
Foreign currencies, at value (cost $192,492)	186,629
Unaffiliated interest and dividends receivable	462,133
Receivable due from Adviser	17,326
Affiliated dividends receivable	7,842
Receivable for shares of beneficial interest sold	3,404

Total assets	90,409,601

Liabilities
Payable for investment securities purchased	413,289
Custody and accounting fees payable	65,347
Payable for shares of beneficial interest redeemed	55,121
Advisory fee payable	35,247
Distribution fee payable	17,295
Transfer Agent fee payable	6,226
Trustees’ fees payable	5,544
Accrued expenses and other liabilities	104,576

Total liabilities	702,645

Net Assets	$89,706,956

Composition of Net Assets
Shares of beneficial interest, at par	$75
Additional paid-in capital	90,778,880
Accumulated loss	(1,071,999)

Net Assets	$89,706,956

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$84,147,893	7,000,295	$12.02	*

C	$932,123	77,552	$12.02

Advisor	$4,563,754	376,354	$12.13

I	$48,462	3,944	$12.29

Z	$14,724	1,224	$12.03

(a)	Includes securities on loan with a value of $1,420,060 (see Note E).

*	The maximum offering price per share for Class A shares was $12.55 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 5

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2025 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $2)	$689,592
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,417)	274,480
Affiliated issuers	61,966
Securities lending income	234	$1,026,272

Expenses
Advisory fee (see Note B)	240,325
Distribution fee—Class A	112,502
Distribution fee—Class C	6,395
Transfer agency—Class A	47,970
Transfer agency—Class C	724
Transfer agency—Advisor Class	2,551
Transfer agency—Class I	17
Transfer agency—Class Z	2
Registration fees	48,786
Audit and tax	33,982
Custody and accounting	31,867
Legal	21,228
Printing	20,235
Trustees’ fees	11,016
Miscellaneous	8,467

Total expenses	586,067
Less: expenses waived and reimbursed by the Adviser (see Note B)	(109,237)

Net expenses		476,830

Net investment income		549,442

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		4,214,621
Foreign currency transactions		(3,443)
Net change in unrealized appreciation (depreciation) of:
Investments		(8,932,453)
Foreign currency denominated assets and liabilities		(9,842)

Net loss on investment and foreign currency transactions		(4,731,117)

Contributions from Affiliates (see Note B)		574

Net Decrease in Net Assets from Operations		$(4,181,101)

See notes to financial statements.

6 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$549,442		$1,132,898
Net realized gain (loss) on investment transactions	4,211,178		(2,567,890)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(8,942,295)		14,403,048
Contributions from Affiliates (see Note B)	574		– 0	–

Net increase (decrease) in net assets from operations	(4,181,101)		12,968,056
Distributions to Shareholders
Class A	(1,078,545)		(818,185)
Class C	(985)		– 0	–
Advisor Class	(68,507)		(39,519)
Class R	– 0	–	(24,021)
Class K	– 0	–	(4,248)
Class I	(712)		(479)
Class Z	(246)		(206)
Transactions in Shares of Beneficial Interest
Net decrease	(5,473,780)		(15,220,629)

Total decrease	(10,803,876)		(3,139,231)
Net Assets
Beginning of period	100,510,832		103,650,063

End of period	$89,706,956		$100,510,832

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 7

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable Thematic Balanced Portfolio (the “Fund”). The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$20,477,472		$	– 0	–	$0	(a)	$20,477,472
Health Care	11,244,415			– 0	–	– 0	–	11,244,415
Financials	10,275,787			– 0	–	– 0	–	10,275,787
Industrials	9,089,543			– 0	–	– 0	–	9,089,543
Consumer Discretionary	2,468,114			– 0	–	– 0	–	2,468,114
Consumer Staples	1,658,434			– 0	–	– 0	–	1,658,434
Utilities	1,429,714			– 0	–	– 0	–	1,429,714
Energy	1,105,844			– 0	–	– 0	–	1,105,844
Governments – Treasuries	– 0	–		27,441,400		– 0	–	27,441,400
Agencies	– 0	–		2,219,754		– 0	–	2,219,754
Short-Term Investments:
Investment Companies	1,783,211			– 0	–	– 0	–	1,783,211
U.S. Treasury Bills	– 0	–		538,579		– 0	–	538,579

Total Investments in Securities	59,532,534			30,199,733		0	(a)	89,732,267
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$59,532,534			$30,199,733		$0	(a)	$89,732,267

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined

12 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund until December 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, .75%, and .75% of average daily net assets, for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. The Expense Caps may not be terminated by the Adviser before December 31, 2025. For the six months ended February 28, 2025, such reimbursements/waivers amounted to $106,683.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $11,840 for the six months ended February 28, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $280 from the sale of Class A shares and received $323 and $26 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2025, such waiver amounted to $2,554.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,037	$12,417	$13,671	$1,783	$62

During the six months ended February 28, 2025, the Adviser reimbursed the Fund $574 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and

14 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$20,106,515	$18,236,412
U.S. government securities	2,733,193	7,914,585

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$9,821,734
Gross unrealized depreciation	(2,885,074)

Net unrealized appreciation	$6,936,660

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2025.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and

16 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
						Income Earned			Advisory Fee Waived
$1,420,060	$	– 0	–	$1,490,229	$234	$	– 0	–	$	– 0	–

*	As of February 28, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class A
Shares sold	37,661	77,519	$465,798	$892,489

Shares issued in reinvestment of dividends	79,276	62,825	955,278	723,749

Shares converted from Class C	16,659	75,730	207,273	840,527

Shares redeemed	(520,860)	(1,060,363)	(6,494,467)	(12,355,220)

Net decrease	(387,264)	(844,289)	$(4,866,118)	$(9,898,455)

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class C
Shares sold	4,975	17,674	$61,735	$205,866

Shares issued in reinvestment of dividends	69	– 0	–	837	– 0	–

Shares converted to Class A	(16,763)	(76,416)	(207,273)	(840,527)

Shares redeemed	(30,713)	(37,757)	(378,310)	(446,120)

Net decrease	(42,432)	(96,499)	$(523,011)	$(1,080,781)

Advisor Class
Shares sold	29,805	126,850	$373,835	$1,556,905

Shares issued in reinvestment of dividends	5,034	2,991	61,164	34,727

Shares redeemed	(41,191)	(72,982)	(520,327)	(833,496)

Net increase (decrease)	(6,352)	56,859	$(85,328)	$758,136

Class R
Shares sold	– 0	–	49,117	$	– 0	–	$557,427

Shares issued in reinvestment of dividends and distributions	– 0	–	2,089	– 0	–	24,021

Shares redeemed	– 0	–	(382,360)	– 0	–	(4,525,209)

Net increase (decrease)	– 0	–	(331,154)	$	– 0	–	$(3,943,761)

Class K
Shares sold	– 0	–	4,412	$	– 0	–	$62,858

Shares issued in reinvestment of dividends and distributions	– 0	–	362	– 0	–	4,248

Shares redeemed	– 0	–	(97,765)	– 0	–	(1,130,037)

Net increase (decrease)	– 0	–	(92,991)	$	– 0	–	$(1,062,931)

Class I
Shares sold	72	446	$931	$5,145

Shares issued in reinvestment of dividends and distributions	46	32	563	375

Shares redeemed	(11)	(11)	(142)	(141)

Net increase	107	467	$1,352	$5,379

18 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class Z
Shares sold	161	1,698	$2,003	$19,132

Share issued in reinvestment of dividends and distributions	8	10	102	118

Shares redeemed	(225)	(1,504)	(2,780)	(17,466)

Net increase (decrease)	(56)	204	$(675)	$1,784

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and “sustainability” criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

20 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$886,658		$812
Net long-term capital gains	– 0	–	4,547,660

Total taxable distributions paid	$886,658		$4,548,472

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$758,988
Accumulated capital and other losses	(11,859,935	)(a)
Unrealized appreciation (depreciation)	15,359,618	(b)

Total accumulated earnings (deficit)	$4,258,671

(a)	As of August 31, 2024, the Fund had a net capital loss carryforward of $11,859,935.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund had a net short-term

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

capital loss carryforward of $3,909,229 and a net long-term capital loss carryforward of $7,950,706, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 12.73	$ 11.26	$ 10.93	$ 13.80	$ 12.38	$ 12.58

Income From Investment Operations

Net investment income (loss)(a)(b)	.07	.13	.07	(.02)	.12	.14

Net realized and unrealized gain (loss) on investment transactions	(.63)	1.44	.71	(2.39)	1.74	.10

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.56)	1.57	.78	(2.41)	1.86	.24

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.10)	– 0	–	(.36)	(.44)	(.40)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.15)	(.10)	(.45)	(.46)	(.44)	(.44)

Net asset value, end of period	$ 12.02	$ 12.73	$ 11.26	$ 10.93	$ 13.80	$ 12.38

Total Return

Total investment return based on net asset value(d)	(4.39)%	14.06%	7.59%	(18.04)%	15.54%	1.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,148	$94,012	$92,712	$101,192	$138,753	$132,657

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.99	%^	1.00%	1.00%	1.09%	1.25%	1.14%

Expenses, before waivers/reimbursements(e)‡	1.22	%^	1.22%	1.22%	1.31%	1.36%	1.29%

Net investment income (loss)(b)	1.14	%^	1.15%	.69%	(.13)%	.95%	1.13%

Portfolio turnover rate	25%	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 28.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 12.62	$ 11.16	$ 10.91	$ 13.76	$ 12.32	$ 12.51

Income From Investment Operations

Net investment income (loss)(a)(b)	.02	.04	(.01)	(.11)	.02	.05

Net realized and unrealized gain (loss) on investment transactions	(.61)	1.42	.71	(2.41)	1.75	.09

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.59)	1.46	.70	(2.52)	1.77	.14

Less: Dividends and Distributions

Dividends from net investment income	(.01)	– 0	–	– 0	–	(.23)	(.33)	(.29)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.01)	– 0	–	(.45)	(.33)	(.33)	(.33)

Net asset value, end of period	$ 12.02	$ 12.62	$ 11.16	$ 10.91	$ 13.76	$ 12.32

Total Return

Total investment return based on net asset value(d)	(4.68)%	13.08%	6.86%	(18.73)%	14.64%	.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$932	$1,515	$2,415	$3,650	$6,257	$10,667

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.74	%^	1.75%	1.75%	1.90%	1.98%	1.89%

Expenses, before waivers/reimbursements(e)‡	1.97	%^	2.00%	1.98%	2.06%	2.09%	2.04%

Net investment income (loss)(b)	.38	%^	.39%	(.07)%	(.93)%	.18%	.44%

Portfolio turnover rate	25%	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 28.

24 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 12.85	$ 11.37	$ 11.01	$ 13.88	$ 12.44	$ 12.64

Income From Investment Operations

Net investment income(a)(b)	.09	.17	.10	.04	.16	.17

Net realized and unrealized gain (loss) on investment transactions	(.63)	1.44	.71	(2.43)	1.76	.10

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.54)	1.61	.81	(2.39)	1.92	.27

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.13)	– 0	–	(.38)	(.48)	(.43)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.18)	(.13)	(.45)	(.48)	(.48)	(.47)

Net asset value, end of period	$ 12.13	$ 12.85	$ 11.37	$ 11.01	$ 13.88	$ 12.44

Total Return

Total investment return based on net asset value(d)	(4.17)%	14.31%	7.82%	(17.79)%	15.82%	2.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,564	$4,918	$3,706	$4,331	$5,790	$5,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.74	%^	.75%	.75%	.71%	1.00%	.89%

Expenses, before waivers/reimbursements(e)‡	.97	%^	.92%	.97%	1.06%	1.11%	1.04%

Net investment income(b)	1.39	%^	1.40%	.93%	.33%	1.20%	1.41%

Portfolio turnover rate	25%	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 28.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 13.02	$ 11.51	$ 11.13	$ 14.03	$ 12.58	$ 12.78

Income From Investment Operations

Net investment income(a)(b)	.09	.17	.10	.02	.16	.16

Net realized and unrealized gain (loss) on investment transactions	(.64)	1.47	.73	(2.44)	1.77	.11

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.55)	1.64	.83	(2.42)	1.93	.27

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.13)	– 0	–	(.38)	(.48)	(.43)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)	– 0	–	(.04)

Total dividends and distributions	(.18)	(.13)	(.45)	(.48)	(.48)	(.47)

Net asset value, end of period	$ 12.29	$ 13.02	$ 11.51	$ 11.13	$ 14.03	$ 12.58

Total Return

Total investment return based on net asset value(d)	(4.20)%	14.36%	7.92%	(17.83)%	15.81%	2.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48	$50	$39	$35	$41	$39

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.74	%^	.75%	.75%	.83%	1.01%	.91%

Expenses, before waivers/reimbursements(e)‡	.94	%^	.95%	5.21	%(f)	1.08%	1.13%	1.06%

Net investment income(b)	1.39	%^	1.40%	.95%	.14%	1.18%	1.33%

Portfolio turnover rate	25%	53%	46%	174%	120%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.04%	.14%	.17%

See footnote summary on page 28.

26 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,	December 15, 2021(g) to August 31,
2024	2023	2022

Net asset value, beginning of period	$ 12.76	$ 11.28	$ 10.93	$ 13.54

Income From Investment Operations

Net investment income(a)(b)	.09	.16	.10	.02

Net realized and unrealized gain (loss) on investment transactions	(.63)	1.44	.70	(2.14)

Net increase (decrease) in net asset value from operations	(.54)	1.60	.80	(2.12)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.12)	– 0	–	(.39)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.45)	(.10)

Total distributions	(.19)	(.12)	(.45)	(.49)

Net asset value, end of period	$ 12.03	$ 12.76	$ 11.28	$ 10.93

Total Return

Total investment return based on net asset value(d)	(4.28)%	14.38%	7.79%	(16.27)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15	$16	$12	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.75	%^	.75%	.75%	.75	%^

Expenses, before waivers/reimbursements‡	.90	%^	.91%	.84%	.96	%^

Net investment income(b)	1.37	%^	1.40%	.96%	.21	%^

Portfolio turnover rate	25%	53%	46%	174%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00	%^

See footnote summary on page 28.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2025 and for the years ended August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .01% (annualized), .03%, .11% and .15%, respectively.

(f)	Reflects a onetime non-recurring accrual adjustment.

(g)	Commencement of distributions.

^	Annualized.

See notes to financial statements.

28 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Thematic Balanced Portfolio (formerly AB Conservative Wealth Strategy) (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 29

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

30 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 31

reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

32 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

STB-0152-0225

February 28, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Tax-Managed Wealth Appreciation Strategy

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.8%
Information Technology – 17.4%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$912,414

Electronic Equipment, Instruments & Components – 0.2%
CDW Corp./DE	9,342	1,664,744

Semiconductors & Semiconductor Equipment – 7.0%
Advanced Micro Devices, Inc.(a)	4,089	408,328
Broadcom, Inc.	68,709	13,702,636
KLA Corp.	4,276	3,031,000
NVIDIA Corp.	264,762	33,074,069
NXP Semiconductors NV	18,298	3,944,866
QUALCOMM, Inc.	4,512	709,151
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,912	3,775,243
Texas Instruments, Inc.	8,454	1,656,899

		60,302,192

Software – 7.0%
Adobe, Inc.(a)	13,343	5,851,706
Gen Digital, Inc.	10,011	273,601
HubSpot, Inc.(a)	2,919	2,113,327
Microsoft Corp.	100,544	39,914,962
Oracle Corp.	60,391	10,028,529
ServiceNow, Inc.(a)	2,109	1,960,864

		60,142,989

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	107,532	26,005,539
Sandisk Corp./DE(a)	6,213	291,064
Western Digital Corp.(a)	18,638	911,957

		27,208,560

		150,230,899

Financials – 10.1%
Banks – 2.6%
Bank of America Corp.	220,137	10,148,316
JPMorgan Chase & Co.	7,890	2,088,088
Wells Fargo & Co.	135,535	10,615,101

		22,851,505

Capital Markets – 2.9%
Charles Schwab Corp. (The)	132,942	10,572,877
Goldman Sachs Group, Inc. (The)	16,342	10,169,463
LPL Financial Holdings, Inc.	2,952	1,097,377
S&P Global, Inc.	5,354	2,857,644

		24,697,361

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Services – 3.1%
Fiserv, Inc.(a)	24,662	$5,812,587
PayPal Holdings, Inc.(a)	6,624	470,635
Visa, Inc. – Class A	57,223	20,755,354

		27,038,576

Insurance – 1.5%
Progressive Corp. (The)	35,998	10,151,436
Willis Towers Watson PLC	7,718	2,621,419

		12,772,855

		87,360,297

Health Care – 8.1%
Biotechnology – 1.1%
Gilead Sciences, Inc.	412	47,096
Regeneron Pharmaceuticals, Inc.	3,791	2,648,923
Vertex Pharmaceuticals, Inc.(a)	13,920	6,678,677

		9,374,696

Health Care Equipment & Supplies – 1.1%
Edwards Lifesciences Corp.(a)	25,442	1,822,156
Intuitive Surgical, Inc.(a)	2,352	1,348,049
Medtronic PLC	70,124	6,452,810

		9,623,015

Health Care Providers & Services – 2.0%
Labcorp Holdings, Inc.	15,048	3,777,650
UnitedHealth Group, Inc.	28,165	13,377,248

		17,154,898

Life Sciences Tools & Services – 1.9%
Illumina, Inc.(a)	11,517	1,022,019
IQVIA Holdings, Inc.(a)	35,185	6,642,928
Thermo Fisher Scientific, Inc.	8,036	4,250,723
Waters Corp.(a)	11,754	4,435,254

		16,350,924

Pharmaceuticals – 2.0%
Eli Lilly & Co.	4,340	3,995,534
Johnson & Johnson	9,589	1,582,377
Merck & Co., Inc.	37,424	3,452,364
Pfizer, Inc.	8,730	230,734
Roche Holding AG (Sponsored ADR)	115,498	4,820,887
Zoetis, Inc.	22,108	3,697,342

		17,779,238

		70,282,771

Communication Services – 7.8%
Diversified Telecommunication Services – 0.6%
Comcast Corp. – Class A	150,295	5,392,585

Entertainment – 1.0%
Walt Disney Co. (The)	78,568	8,941,038

2 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 5.2%
Alphabet, Inc. – Class A	12,280	$2,091,039
Alphabet, Inc. – Class C	119,956	20,658,822
Meta Platforms, Inc. – Class A	32,780	21,903,596

		44,653,457

Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc.	29,971	8,082,879

		67,069,959

Consumer Discretionary – 5.7%
Broadline Retail – 2.8%
Amazon.com, Inc.(a)	112,888	23,963,865

Hotels, Restaurants & Leisure – 0.7%
Booking Holdings, Inc.	236	1,183,778
Hyatt Hotels Corp. – Class A	10,383	1,463,484
Starbucks Corp.	31,314	3,626,474

		6,273,736

Specialty Retail – 1.8%
AutoZone, Inc.(a)	1,837	6,416,659
Home Depot, Inc. (The)	24,189	9,593,358

		16,010,017

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. – Class B	40,952	3,252,817

		49,500,435

Industrials – 5.0%
Building Products – 0.2%
Otis Worldwide Corp.	20,406	2,036,111

Commercial Services & Supplies – 0.5%
Veralto Corp.	46,331	4,621,980

Construction & Engineering – 0.2%
AECOM	14,454	1,446,123

Electrical Equipment – 1.5%
Eaton Corp. PLC	28,704	8,419,457
GE Vernova, Inc.	14,664	4,915,080

		13,334,537

Ground Transportation – 0.8%
CSX Corp.	178,004	5,697,908
Norfolk Southern Corp.	3,002	737,741

		6,435,649

Machinery – 1.3%
Deere & Co.	8,138	3,912,669
Ingersoll Rand, Inc.	10,221	866,536
PACCAR, Inc.	50,862	5,454,441
Pentair PLC	13,464	1,268,309

		11,501,955

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	$1,255,008

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	4,527	2,907,783

		43,539,146

Consumer Staples – 3.9%
Beverages – 0.7%
Coca-Cola Co. (The)	55,158	3,927,801
Constellation Brands, Inc. – Class A	11,496	2,017,548

		5,945,349

Consumer Staples Distribution & Retail – 2.5%
Costco Wholesale Corp.	7,999	8,387,831
Walmart, Inc.	138,819	13,688,942

		22,076,773

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	5,931,247

		33,953,369

Energy – 2.0%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	168,091	7,495,178

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	25,080	1,104,523
Chevron Corp.	17,366	2,754,595
EOG Resources, Inc.	43,775	5,556,798

		9,415,916

		16,911,094

Materials – 1.8%
Chemicals – 1.7%
Corteva, Inc.	65,387	4,118,073
Linde PLC	11,428	5,337,448
LyondellBasell Industries NV – Class A	59,676	4,584,907
Westlake Corp.	1,866	209,552

		14,249,980

Metals & Mining – 0.1%
ATI, Inc.(a)	13,478	783,880

		15,033,860

Real Estate – 1.1%
Industrial REITs – 0.7%
Prologis, Inc.	45,053	5,582,968

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	63,873

Specialized REITs – 0.4%
Digital Realty Trust, Inc.	23,917	3,738,705

		9,385,546

4 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 0.9%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	40,805	$4,327,370
NextEra Energy, Inc.	5,703	400,180

		4,727,550

Multi-Utilities – 0.4%
Ameren Corp.	32,586	3,309,434

		8,036,984

Total Common Stocks (cost $241,754,697)		551,304,360

INVESTMENT COMPANIES – 35.8%
Funds and Investment Trusts – 35.8%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,632,861	20,818,983
AB Trust – AB Discovery Value Fund – Class Z	1,354,836	27,584,456
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	2,663,705	32,177,553
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	14,161,008	193,156,146
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,566,157	18,230,064
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	615,969	17,056,189

Total Investment Companies (cost $280,642,108)		309,023,391

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(b)(c)(d) (cost $5,385,319)	5,385,319	5,385,319

Total Investments – 100.2% (cost $527,782,124)		865,713,070
Other assets less liabilities – (0.2)%		(1,700,873)

Net Assets – 100.0%		$864,012,197

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

February 28, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $241,754,697)	$551,304,360
Affiliated issuers (cost $286,027,427)	314,408,710
Cash	1,262
Receivable for investment securities sold	1,870,647
Unaffiliated dividends receivable	497,941
Receivable for shares of beneficial interest sold	259,654
Receivable due from Adviser	177,597
Affiliated dividends receivable	19,232

Total assets	868,539,403

Liabilities
Payable for investment securities purchased	3,637,235
Advisory fee payable	438,473
Payable for shares of beneficial interest redeemed	223,373
Administrative fee payable	33,877
Distribution fee payable	9,270
Trustees’ fees payable	7,991
Transfer Agent fee payable	5,640
Accrued expenses	171,347

Total liabilities	4,527,206

Net Assets	$864,012,197

Composition of Net Assets
Shares of beneficial interest, at par	$380
Additional paid-in capital	494,951,921
Distributable earnings	369,059,896

Net Assets	$864,012,197

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$44,949,868	1,987,917	$22.61	*

C	$496,007	21,965	$22.58

Advisor	$818,566,322	36,019,860	$22.73

*	The maximum offering price per share for Class A shares was $23.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2025 (unaudited)

Investment Income
Dividends
Affiliated issuers	$7,913,210
Unaffiliated issuers (net of foreign taxes withheld of $10,749)	2,909,901
Interest	4,152	$10,827,263

Expenses
Advisory fee (see Note B)	2,824,748
Distribution fee—Class A	58,773
Distribution fee—Class C	2,525
Transfer agency—Class A	3,081
Transfer agency—Class C	50
Transfer agency—Advisor Class	53,887
Custody and accounting	44,653
Administrative	40,116
Audit and tax	31,939
Registration fees	26,936
Legal	23,847
Printing	17,800
Trustees’ fees	16,046
Miscellaneous	14,113

Total expenses	3,158,514
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,274,793)

Net expenses		1,883,721

Net investment income		8,943,542

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios		4,138,916
Investment transactions		24,593,914
Foreign currency transactions		1,005
Net realized gain distributions from Affiliated Underlying Portfolios		4,859,521
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		(12,099,213)
Investments		(2,250,280)
Foreign currency denominated assets and liabilities		(8,816)

Net gain on investment and foreign currency transactions		19,235,047

Net Increase in Net Assets from Operations		$28,178,589

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,943,542	$10,856,370
Net realized gain on investment and foreign currency transactions	28,733,835	6,279,805
Net realized gain distributions from Affiliated Underlying Portfolios	4,859,521	2,625,265
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(14,358,309)	157,438,144

Net increase in net assets from operations	28,178,589	177,199,584
Distributions to Shareholders
Class A	(1,021,550)	(682,354)
Class C	(5,111)	(2,225)
Advisor Class	(19,517,501)	(12,862,874)
Transactions in Shares of Beneficial Interest
Net decrease	(577,811)	(34,659,864)

Total increase	7,056,616	128,992,267
Net Assets
Beginning of period	856,955,581	727,963,314

End of period	$864,012,197	$856,955,581

See notes to financial statements.

8 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class T and Class Z have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

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NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$551,304,360		$	– 0	–	$	– 0	–	$551,304,360
Investment Companies	309,023,391			– 0	–		– 0	–	309,023,391
Short-Term Investments	5,385,319			– 0	–		– 0	–	5,385,319

Total Investments in Securities	865,713,070			– 0	–		– 0	–	865,713,070
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$865,713,070		$	– 0	–	$	– 0	–	$865,713,070

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

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NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2025, the reimbursement for such services amounted to $40,116.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $27,977 for the six months ended February 28, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $196 from the sale of Class A shares and received $-0- and $55 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the

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NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2025, such waiver amounted to $3,123.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2025. For the six months ended February 28, 2025, such waivers and/or reimbursements amounted to $1,271,670.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2025 is as follows:

	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/25 (000)	Distributions
Fund												Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$843	$51,751	$47,208		$	– 0	–	$	– 0	–	$5,386	$73		$	– 0	–
AB Discovery Growth Fund, Inc.	20,221	884	453			(63)			230		20,819	– 0	–		– 0	–
AB Trust – AB Discovery Value Fund	27,606	3,616	– 0	–		– 0	–		(3,638)		27,584	784			2,833
Bernstein Fund, Inc.:
International Small Cap Portfolio	45,669	1,011	12,496			154			(2,160)		32,178	1,011			– 0	–
International Strategic Equities Portfolio	224,850	8,225	40,827			4,457			(3,549)		193,156	5,225			– 0	–
Small Cap Core Portfolio	18,269	3,120	– 0	–		– 0	–		(3,159)		18,230	351			2,027
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	21,369	469	4,550			(409)			177		17,056	469			– 0	–

Total						$4,139			$(12,099)		$314,409	$7,913			$4,860

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$118,612,965		$128,315,615
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$341,516,044
Gross unrealized depreciation	(3,585,098)

Net unrealized appreciation	$337,930,946

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class A
Shares sold	12,073	9,080	$276,252	$178,525

Shares issued in reinvestment of dividends and distributions	37,945	32,177	862,861	589,807

Shares converted from Class C	600	6,294	13,563	115,409

Shares redeemed	(150,551)	(207,254)	(3,449,976)	(4,176,237)

Net decrease	(99,933)	(159,703)	$(2,297,300)	$(3,292,496)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31, 2024

Class C
Shares sold	4,080	8,487	$91,038	$160,795

Shares issued in reinvestment of distributions	225	122	5,110	2,224

Shares converted to Class A	(602)	(6,355)	(13,563)	(115,409)

Shares redeemed	(7,410)	(1,656)	(168,158)	(28,840)

Net increase (decrease)	(3,707)	598	$(85,573)	$18,770

Advisor Class
Shares sold	1,158,941	1,941,152	$26,384,470	$38,438,153

Shares issued in reinvestment of dividends and distributions	780,563	636,134	17,835,856	11,711,228

Shares redeemed	(1,854,510)	(4,118,017)	(42,415,264)	(81,535,519)

Net increase (decrease)	84,994	(1,540,731)	$1,805,062	$(31,386,138)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies.

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$8,824,834	$9,980,705
Net long-term capital gains	4,722,619	27,233,083

Total taxable distributions paid	$13,547,453	$37,213,788

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,784,959
Undistributed capital gains	8,924,334
Unrealized appreciation (depreciation)	350,716,176	(a)

Total accumulated earnings (deficit)	$361,425,469

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2025	Year Ended August 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81	$ 15.66

Income From Investment Operations

Net investment income(a)(b)	.21	.24	.19	.28	.11	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.51	4.25	1.77	(3.56)	4.87	1.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.72	4.49	1.96	(3.28)	4.98	1.93

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.19)	(.21)	(.24)	(.15)	(.33)

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.50)	(.31)	(.90)	(1.17)	(.19)	(.78)

Net asset value, end of period	$ 22.61	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81

Total Return

Total investment return based on net asset value(d)*	3.18%	25.01%	11.99%	(16.08)%	29.83%	12.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,950	$46,757	$40,936	$39,643	$48,742	$38,983

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.67	%^	.65%	.67%	.63%	.63%	.63%

Expenses, before waivers/reimbursements(e)‡	.96	%^	.97%	.99%	.97%	.98%	.99%

Net investment income(b)	1.84	%^	1.19%	1.09%	1.44%	.57%	1.15%

Portfolio turnover rate	14%	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.31	%^	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 24.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2025	Year Ended August 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59	$ 15.44

Income From Investment Operations

Net investment income (loss)(a)(b)	.09	.02	.09	.10	(.01)	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52	4.30	1.72	(3.51)	4.79	1.69

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.61	4.32	1.81	(3.41)	4.78	1.78

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.07)	– 0	–	– 0	–	(.18)

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.27)	(.12)	(.76)	(.93)	(.04)	(.63)

Net asset value, end of period	$ 22.58	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59

Total Return

Total investment return based on net asset value(d)*	2.75%	24.10%	11.12%	(16.73)%	28.85%	11.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$496	$571	$452	$530	$1,378	$2,413

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.42	%^	1.41%	1.43%	1.39%	1.38%	1.38%

Expenses, before waivers/reimbursements(e)‡	1.72	%^	1.73%	1.75%	1.72%	1.74%	1.74%

Net investment income (loss)(b)	.76	%^	.11%	.51%	.50%	(.05)%	.58%

Portfolio turnover rate	14%	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.31	%^	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 24.

22 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2025	Year Ended August 31,
(unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90	$ 15.73

Income From Investment Operations

Net investment income(a)(b)	.24	.28	.23	.33	.16	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.51	4.28	1.79	(3.58)	4.89	1.77

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.75	4.56	2.02	(3.25)	5.05	1.99

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.23)	(.26)	(.29)	(.19)	(.37)

Distributions from net realized gain on investment transactions	(.27)	(.12)	(.69)	(.93)	(.04)	(.45)

Total dividends and distributions	(.55)	(.35)	(.95)	(1.22)	(.23)	(.82)

Net asset value, end of period	$ 22.73	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90

Total Return

Total investment return based on net asset value(d)*	3.27%	25.33%	12.29%	(15.87)%	30.14%	12.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$818,566	$809,628	$686,575	$651,607	$803,319	$657,294

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.42	%^	.40%	.42%	.38%	.38%	.38%

Expenses, before waivers/reimbursements(e)‡	.71	%^	.72%	.74%	.72%	.73%	.74%

Net investment income(b)	2.07	%^	1.41%	1.32%	1.68%	.82%	1.41%

Portfolio turnover rate	14%	10%	13%	23%	15%	21%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.31	%^	.33%	.34%	.36%	.38%	.39%

See footnote summary on page 24.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2025 and the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .29% (annualized), .31%, .32%, .33%, .35% and .36%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended February 28, 2025 and for the years ended August 31, 2024 and August 31, 2022 by .01%, .04% and .02%, respectively.

^	Annualized.

See notes to financial statements.

24 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 25

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

26 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 27

Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a

28 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 29

NOTES

30 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 31

NOTES

32 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TWA-0152-0225

February 28, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Wealth Appreciation Strategy

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.3%
Information Technology – 17.3%
Semiconductors & Semiconductor Equipment – 7.1%
Broadcom, Inc.	102,638	$20,469,096
KLA Corp.	8,023	5,687,023
NVIDIA Corp.	385,405	48,144,793
NXP Semiconductors NV	36,387	7,844,673
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	35,643	6,434,631

		88,580,216

Software – 7.0%
Adobe, Inc.(a)	19,784	8,676,471
HubSpot, Inc.(a)	4,286	3,103,021
Microsoft Corp.	143,589	57,003,397
Oracle Corp.	88,259	14,656,290
ServiceNow, Inc.(a)	4,128	3,838,049

		87,277,228

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	154,964	37,476,494
Sandisk Corp./DE(a)	1	31
Western Digital Corp.(a)	32,231	1,577,063

		39,053,588

		214,911,032

Financials – 10.0%
Banks – 2.3%
Bank of America Corp.	240,733	11,097,791
Wells Fargo & Co.	220,975	17,306,762

		28,404,553

Capital Markets – 3.0%
Charles Schwab Corp. (The)	197,606	15,715,605
Goldman Sachs Group, Inc. (The)	25,258	15,717,801
S&P Global, Inc.	10,579	5,646,435

		37,079,841

Financial Services – 3.4%
Fiserv, Inc.(a)	41,171	9,703,593
Visa, Inc. – Class A	92,601	33,587,309

		43,290,902

Insurance – 1.3%
Progressive Corp. (The)	40,981	11,556,642
Willis Towers Watson PLC	12,877	4,373,673

		15,930,315

		124,705,611

ABFunds.com	AB Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 8.0%
Diversified Telecommunication Services – 0.6%
Comcast Corp. – Class A	226,503	$8,126,927

Entertainment – 1.1%
Walt Disney Co. (The)	116,535	13,261,683

Interactive Media & Services – 5.4%
Alphabet, Inc. – Class C	204,402	35,202,113
Meta Platforms, Inc. – Class A	47,397	31,670,675

		66,872,788

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	42,810	11,545,429

		99,806,827

Health Care – 7.9%
Biotechnology – 1.0%
Regeneron Pharmaceuticals, Inc.	5,881	4,109,290
Vertex Pharmaceuticals, Inc.(a)	18,794	9,017,173

		13,126,463

Health Care Equipment & Supplies – 0.9%
Medtronic PLC	125,349	11,534,615

Health Care Providers & Services – 2.1%
Labcorp Holdings, Inc.	25,979	6,521,768
UnitedHealth Group, Inc.	40,230	19,107,641

		25,629,409

Life Sciences Tools & Services – 1.9%
IQVIA Holdings, Inc.(a)	53,683	10,135,350
Thermo Fisher Scientific, Inc.	13,252	7,009,778
Waters Corp.(a)	18,117	6,836,269

		23,981,397

Pharmaceuticals – 2.0%
Eli Lilly & Co.	7,129	6,563,171
Merck & Co., Inc.	60,271	5,560,000
Roche Holding AG (Sponsored ADR)(b)	176,613	7,371,827
Zoetis, Inc.	29,605	4,951,140

		24,446,138

		98,718,022

Consumer Discretionary – 5.4%
Broadline Retail – 2.9%
Amazon.com, Inc.(a)	170,475	36,188,433

Hotels, Restaurants & Leisure – 0.7%
Hyatt Hotels Corp. – Class A(b)	18,250	2,572,338
Starbucks Corp.	50,982	5,904,225

		8,476,563

2 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 1.4%
AutoZone, Inc.(a)	1,731	$6,046,400
Home Depot, Inc. (The)	29,208	11,583,893

		17,630,293

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. – Class B	64,320	5,108,938

		67,404,227

Industrials – 5.3%
Building Products – 0.4%
Otis Worldwide Corp.	53,408	5,329,050

Commercial Services & Supplies – 0.6%
Veralto Corp.	75,525	7,534,374

Electrical Equipment – 1.4%
Eaton Corp. PLC	34,463	10,108,687
GE Vernova, Inc.	22,917	7,681,320

		17,790,007

Ground Transportation – 0.9%
CSX Corp.	333,199	10,665,700

Machinery – 1.5%
Deere & Co.	13,860	6,663,749
PACCAR, Inc.	82,012	8,794,967
Pentair PLC	28,494	2,684,135

		18,142,851

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	16,197	1,717,854

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	6,533	4,196,277

		65,376,113

Consumer Staples – 3.5%
Beverages – 1.0%
Coca-Cola Co. (The)	115,862	8,250,533
Constellation Brands, Inc. – Class A	24,578	4,313,439

		12,563,972

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	6,431	6,743,611
Walmart, Inc.	172,492	17,009,436

		23,753,047

Household Products – 0.6%
Procter & Gamble Co. (The)	45,408	7,893,727

		44,210,746

Energy – 1.8%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	250,727	11,179,917

ABFunds.com	AB Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.9%
EOG Resources, Inc.	86,551	$10,986,784

		22,166,701

Materials – 1.8%
Chemicals – 1.8%
Corteva, Inc.	102,870	6,478,753
Linde PLC	18,130	8,467,616
LyondellBasell Industries NV – Class A	93,484	7,182,376

		22,128,745

Real Estate – 1.2%
Industrial REITs – 0.7%
Prologis, Inc.	71,724	8,888,038

Specialized REITs – 0.5%
Digital Realty Trust, Inc.	37,537	5,867,784

		14,755,822

Utilities – 1.1%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	65,539	6,950,411

Multi-Utilities – 0.5%
Ameren Corp.	62,561	6,353,695

		13,304,106

Total Common Stocks (cost $452,864,016)		787,487,952

INVESTMENT COMPANIES – 35.8%
Funds and Investment Trusts – 35.8%(c)(d)
AB Discovery Growth Fund, Inc. – Class Z	2,358,742	30,073,954
AB Trust – AB Discovery Value Fund – Class Z	1,940,720	39,513,057
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,848,251	46,486,872
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	20,355,978	277,655,542
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,262,893	26,340,076
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	890,228	24,650,406

Total Investment Companies (cost $399,389,889)		444,719,907

4 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(c)(d)(e) (cost $11,713,360)	11,713,360	$11,713,360

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $863,967,265)		1,243,921,219

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.24%(c)(d)(e) (cost $3,738,132)	3,738,132	3,738,132

Total Investments – 100.3% (cost $867,705,397)		1,247,659,351
Other assets less liabilities – (0.3)%		(3,805,600)

Net Assets – 100.0%		$1,243,853,751

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

February 28, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $452,864,016)	$787,487,952	(a)
Affiliated issuers (cost $414,841,381—including investment of cash collateral for securities loaned of $3,738,132)	460,171,399
Foreign currencies, at value (cost $366)	366
Unaffiliated dividends and interest receivable	903,653
Receivable for shares of beneficial interest sold	369,025
Receivable due from Adviser	258,434
Affiliated dividends receivable	34,873

Total assets	1,249,225,702

Liabilities
Payable for collateral received on securities loaned	3,738,132
Advisory fee payable	632,845
Payable for shares of beneficial interest redeemed	559,403
Distribution fee payable	72,305
Transfer Agent fee payable	36,669
Administrative fee payable	33,082
Trustees’ fees payable	9,400
Accrued expenses and other liabilities	290,115

Total liabilities	5,371,951

Net Assets	$1,243,853,751

Composition of Net Assets
Shares of beneficial interest, at par	$581
Additional paid-in capital	821,089,108
Distributable earnings	422,764,062

Net Assets	$1,243,853,751

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$356,312,879	16,587,564	$21.48	*

C	$3,153,750	144,096	$21.89

Advisor	$884,387,122	41,352,965	$21.39

(a)	Includes securities on loan with a value of $9,137,373 (see Note E).

*	The maximum offering price per share for Class A shares was $22.43 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2025 (unaudited)

Investment Income
Dividends
Affiliated issuers	$11,614,311
Unaffiliated issuers (net of foreign taxes withheld of $19,758)	4,191,954
Interest	5,208
Securities lending income	3,257	$15,814,730

Expenses
Advisory fee (see Note B)	4,097,240
Distribution fee—Class A	455,963
Distribution fee—Class C	16,368
Transfer agency—Class A	69,938
Transfer agency—Class C	798
Transfer agency—Advisor Class	171,150
Custody and accounting	53,314
Administrative	41,125
Registration fees	37,429
Printing	33,969
Audit and tax	30,600
Legal	24,309
Trustees’ fees	18,694
Miscellaneous	19,599

Total expenses	5,070,496
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,865,879)

Net expenses		3,204,617

Net investment income		12,610,113

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		4,567,199
Investment transactions		51,397,115
Foreign currency transactions		(7,587)
Net realized gain distributions from Affiliated Underlying Portfolios		7,478,943
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		(16,652,283)
Investments		(14,072,501)
Foreign currency denominated assets and liabilities		(145,031)

Net gain on investment and foreign currency transactions		32,565,855

Net Increase in Net Assets from Operations		$45,175,968

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,610,113		$15,828,552
Net realized gain on investment and foreign currency transactions	55,956,727		38,715,018
Net realized gain distributions from Affiliated Underlying Portfolios	7,478,943		3,956,725
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(30,869,815)		210,490,352

Net increase in net assets from operations	45,175,968		268,990,647
Distributions to Shareholders
Class A	(19,181,987)		(7,529,257)
Class C	(146,024)		(41,264)
Advisor Class	(49,266,764)		(20,064,680)
Class R	– 0	–	(38,405)
Class K	– 0	–	(135,322)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	15,448,193		(123,792,908)

Total increase (decrease)	(7,970,614)		117,388,811
Net Assets
Beginning of period	1,251,824,365		1,134,435,554

End of period	$1,243,853,751		$1,251,824,365

See notes to financial statements.

8 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class I, Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Wealth Appreciation Strategy 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$787,487,952		$	– 0	–	$	– 0	–	$787,487,952
Investment Companies	444,719,907			– 0	–		– 0	–	444,719,907
Short-Term Investments	11,713,360			– 0	–		– 0	–	11,713,360
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,738,132			– 0	–		– 0	–	3,738,132

Total Investments in Securities	1,247,659,351			– 0	–		– 0	–	1,247,659,351
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,247,659,351		$	– 0	–	$	– 0	–	$1,247,659,351

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such

12 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

ABFunds.com	AB Wealth Appreciation Strategy 13

NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2025, the reimbursement for such services amounted to $41,125.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $79,421 for the six months ended February 28, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,559 from the sale of Class A shares and received $1,556 and $206 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio

14 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2025, such waiver amounted to $4,117.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2025. For the six months ended February 28, 2025, such waivers and/or reimbursements amounted to $1,860,465.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2025 is as follows:

	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/25 (000)	Distributions
Fund												Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$1,907	$82,633	$72,827		$	– 0	–	$	– 0	–	$11,713	$93		$	– 0	–
AB Discovery Growth Fund, Inc.	29,053	754	– 0	–		– 0	–		267		30,074	– 0	–		– 0	–
AB Trust – AB Discovery Value Fund	41,787	5,474	2,306			(102)			(5,340)		39,513	1,186			4,288
Bernstein Fund, Inc.:
International Small Cap Portfolio	60,771	1,484	12,824			(49)			(2,895)		46,487	1,484			– 0	–
International Strategic Equities Portfolio	325,827	12,554	61,928			5,436			(4,233)		277,656	7,583			– 0	–
Small Cap Core Portfolio	28,764	3,743	1,339			(4)			(4,824)		26,340	552			3,191
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	32,169	715	7,893			(714)			373		24,650	715			– 0	–
AB Government Money Market Portfolio*	3,446	13,257	12,965			– 0	–		– 0	–	3,738	1			– 0	–

Total						$4,567			$(16,652)		$460,171	$11,614			$7,479

*	Investments of cash collateral for securities lending transactions (see Note E).

ABFunds.com	AB Wealth Appreciation Strategy 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$193,152,162		$233,293,239
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$387,787,921
Gross unrealized depreciation	(7,833,967)

Net unrealized appreciation	$379,953,954

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified

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NOTES TO FINANCIAL STATEMENTS (continued)

dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$9,137,373	$3,738,132	$5,616,077	$2,601	$656	$1,297

*	As of February 28, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)			Year Ended August 31, 2024

Class A
Shares sold	73,289		221,341		$1,602,201		$4,325,947

Shares issued in reinvestment of dividends and distributions	828,948		391,481		17,880,410		7,003,593

Shares converted from Class C	11,691		57,401		252,428		1,088,459

Shares redeemed	(1,048,452)		(2,304,648)		(22,981,287)		(44,953,464)

Net decrease	(134,524)		(1,634,425)		$(3,246,248)		$(32,535,465)

Class C
Shares sold	15,212		23,146		$335,254		$485,628

Shares issued in reinvestment of dividends and distributions	6,418		2,205		141,269		40,219

Shares converted to Class A	(11,499)		(56,595)		(252,428)		(1,088,459)

Shares redeemed	(15,105)		(20,263)		(336,815)		(395,434)

Net decrease	(4,974)		(51,507)		$(112,720)		$(958,046)

Advisor Class
Shares sold	2,027,864		2,898,644		$44,272,397		$56,097,128

Shares issued in reinvestment of dividends and distributions	2,211,414		1,051,789		47,456,939		18,721,847

Shares redeemed	(3,330,275)		(8,143,709)		(72,922,175)		(155,955,684)

Net increase (decrease)	909,003		(4,193,276)		$18,807,161		$(81,136,709)

Class R
Shares sold	– 0	–	9,099	$	– 0	–	$176,757

Shares issued in reinvestment of dividends and distributions	– 0	–	2,159		– 0	–	38,405

Shares redeemed	– 0	–	(126,614)		– 0	–	(2,571,682)

Net increase (decrease)	– 0	–	(115,356)	$	– 0	–	$(2,356,520)

ABFunds.com	AB Wealth Appreciation Strategy 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended February 28, 2025 (unaudited)		Year Ended August 31, 2024	Six Months Ended February 28, 2025 (unaudited)			Year Ended August 31, 2024

Class K
Shares sold	– 0	–	17,279	$	– 0	–	$327,359

Shares issued in reinvestment of dividends and distributions	– 0	–	7,619		– 0	–	135,320

Shares redeemed	– 0	–	(355,570)		– 0	–	(7,268,847)

Net increase (decrease)	– 0	–	(330,672)	$	– 0	–	$(6,806,168)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

20 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$14,138,189	$16,048,640
Net long-term capital gains	13,670,739	60,232,857

Total taxable distributions paid	$27,808,928	$76,281,497

ABFunds.com	AB Wealth Appreciation Strategy 21

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$798,397
Undistributed capital gains	43,036,904
Unrealized appreciation (depreciation)	402,347,568	(a)

Total accumulated earnings (deficit)	$446,182,869

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50	$ 16.11

Income From Investment Operations

Net investment income(a)(b)	.20	.23	.26	.29	.11	.19

Net realized and unrealized gain (loss) on investment transactions	.57	4.22	1.71	(3.57)	5.10	1.86

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.77	4.45	1.97	(3.28)	5.21	2.05

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.23)	(.26)	(.22)	(.20)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(1.18)	(.42)	(1.20)	(1.81)	(.53)	(.66)

Net asset value, end of period	$ 21.48	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50

Total Return

Total investment return based on net asset value(d)	3.52%	25.46%	12.22%	(16.10)%	30.41%	12.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$356,313	$365,971	$327,880	$318,353	$425,623	$355,496

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.68	%^	.67%	.68%	.65%	.64%	.64%

Expenses, before waivers/reimbursements(e)‡	.98	%^	.99%	1.00%	.98%	.99%	1.01%

Net investment income(b)	1.82	%^	1.17%	1.55%	1.46%	.55%	1.20%

Portfolio turnover rate	16%	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.32	%^	.33%	.35%	.36%	.38%	.40%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52	$ 16.10

Income From Investment Operations

Net investment income (loss)(a)(b)	.12	.09	.14	.14	(.02)	.08

Net realized and unrealized gain (loss) on investment transactions	.58	4.28	1.72	(3.60)	5.10	1.84

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.70	4.37	1.86	(3.46)	5.08	1.92

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.02)	(.05)	– 0	–	(.05)	(.04)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(1.01)	(.24)	(1.02)	(1.55)	(.36)	(.50)

Net asset value, end of period	$ 21.89	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52

Total Return

Total investment return based on net asset value(d)	3.15%	24.48%	11.35%	(16.70)%	29.39%	11.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,154	$3,309	$3,624	$5,166	$8,023	$16,621

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.44	%^	1.44%	1.44%	1.41%	1.39%	1.39%

Expenses, before waivers/reimbursements(e)‡	1.74	%^	1.75%	1.76%	1.74%	1.75%	1.76%

Net investment income (loss)(b)	1.06	%^	.44%	.85%	.72%	(.10)%	.50%

Portfolio turnover rate	16%	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.32	%^	.33%	.35%	.36%	.38%	.40%

See footnote summary on page 26.

24 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2025 (unaudited)	Year Ended August 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46	$ 16.08

Income From Investment Operations

Net investment income(a)(b)	.23	.28	.30	.33	.16	.23

Net realized and unrealized gain (loss) on investment transactions	.58	4.20	1.70	(3.55)	5.08	1.85

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.81	4.48	2.00	(3.22)	5.24	2.08

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.27)	(.31)	(.26)	(.24)

Distributions from net realized gain on investment transactions	(.99)	(.22)	(.97)	(1.55)	(.31)	(.46)

Total dividends and distributions	(1.24)	(.47)	(1.24)	(1.86)	(.57)	(.70)

Net asset value, end of period	$ 21.39	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46

Total Return

Total investment return based on net asset value(d)	3.70%	25.74%	12.50%	(15.87)%	30.73%	13.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$884,387	$882,544	$795,038	$753,314	$967,876	$864,334

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.43	%^	.42%	.43%	.40%	.39%	.39%

Expenses, before waivers/reimbursements(e)‡	.73	%^	.74%	.75%	.73%	.74%	.76%

Net investment income(b)	2.08	%^	1.43%	1.79%	1.69%	.81%	1.44%

Portfolio turnover rate	16%	12%	13%	20%	15%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.32	%^	.33%	.35%	.36%	.38%	.40%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2025 and the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, such waiver amounted to .30% (annualized), .31%, .32%, .34%, .35% and .37%, respectively.

^	Annualized.

See notes to financial statements.

26 AB Wealth Appreciation Strategy	ABFunds.com

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

ABFunds.com	AB Wealth Appreciation Strategy 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time

28 AB Wealth Appreciation Strategy	ABFunds.com

to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

ABFunds.com	AB Wealth Appreciation Strategy 29

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the

30 AB Wealth Appreciation Strategy	ABFunds.com

Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

ABFunds.com	AB Wealth Appreciation Strategy 31

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

32 AB Wealth Appreciation Strategy	ABFunds.com

AB WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

WA-0152-0225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	April 25, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	April 25, 2025